UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH  43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH  43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2015

Date of reporting period:  September 30, 2015

Item 1.  Schedule of Investments.

Schedule of Investments
September 30, 2015 (Unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 64.9%

Consumer Discretionary - 12.0%
Aaron's, Inc.	83,703	3,022,515
Amazon.com, Inc. (3)	2,920	1,494,719
AutoNation, Inc. (3)	26,023	1,514,018
AutoZone, Inc. (3)	1,160	839,643
Children's Place, Inc./The	5,801	334,544
Cooper Tire & Rubber Co.	41,729	1,648,713
Crocs, Inc. (3)	11,354	146,750
Deckers Outdoor Corp. (3)	2,526	146,660
Dick's Sporting Goods, Inc.	25,610	1,270,512
Dollar General Corp.	15,470	1,120,647
Finish Line, Inc./The	115,557	2,230,250
Foot Locker, Inc.	15,400	1,108,338
GameStop Corp. (4)	20,092	827,991
GNC Holdings, Inc.	22,344	903,144
Goodyear Tire & Rubber Co./The	11,884	348,558
Home Depot, Inc./The	21,092	2,435,915
Interpublic Group of Cos., Inc./The	52,308	1,000,652
Jack in the Box, Inc.	15,452	1,190,422
Lear Corp.	16,703	1,816,952
Lowe's Cos., Inc.	63,363	4,366,977
McDonald's Corp.	19,325	1,904,092
Murphy USA, Inc. (3)	17,240	947,338
Netflix, Inc. (3)	2,293	236,775
NIKE, Inc.	3,079	378,625
O'Reilly Automotive, Inc. (3)	7,833	1,958,250
Papa John's International, Inc.	2,364	161,887
Select Comfort Corp. (3)	46,480	1,016,982
Skechers U.S.A., Inc. (3)	23,394	3,136,668
Staples, Inc.	63,775	748,081
Starbucks Corp.	6,072	345,132
Starz (3)	20,403	761,848
Target Corp.	30,117	2,369,003
Time Warner, Inc.	19,066	1,310,788
TJX Cos., Inc./The	18,667	1,333,197
Williams-Sonoma, Inc.	4,283	327,007

	(Cost $45,653,876)	44,703,593

Consumer Staples - 5.6%
Altria Group, Inc.	6,467	351,805
Bunge, Ltd.	15,522	1,137,763
Coty, Inc.	13,028	352,538
CVS Health Corp.	34,270	3,306,369
Estee Lauder Cos., Inc./The	15,270	1,231,984
Kimberly-Clark Corp.	12,230	1,333,559
Kroger Co./The	72,070	2,599,565
Mondelez International, Inc.	8,276	346,516
PepsiCo, Inc.	3,617	341,083
Rite Aid Corp. (3)	413,032	2,507,104
USANA Health Sciences, Inc. (3)	15,859	2,125,582
Walgreens Boots Alliance, Inc.	18,127	1,506,354
Wal-Mart Stores, Inc.	54,780	3,551,935

	(Cost $ 22,422,735)	20,692,157

Energy - 1.2%
Delek US Holdings, Inc.	19,642	544,083
Marathon Petroleum Corp.	28,767	1,332,775
Oil States International, Inc. (3)	5,479	143,166
Tesoro Corp.	7,351	714,811
Valero Energy Corp.	25,265	1,518,427
Western Refining, Inc.	4,044	178,421

	(Cost $4,531,571)	4,431,683

Financials - 11.7%
American Financial Group, Inc./OH	14,437	994,854
American International Group, Inc.	5,466	310,578
Assured Guaranty, Ltd.	130,179	3,254,475
Bank of America Corp.	19,433	302,766
Bank of New York Mellon Corp./The	42,606	1,668,025
Citigroup, Inc.	59,691	2,961,271
Citizens Financial Group, Inc.	34,579	825,055
East West Bancorp, Inc.	78,813	3,027,995
Goldman Sachs Group, Inc./The	13,588	2,361,051
Great Western Bancorp, Inc.	8,088	205,193
Hanover Insurance Group, Inc./The	13,093	1,017,326
Hartford Financial Services Group, Inc./The	27,629	1,264,856
HCC Insurance Holdings, Inc.	4,506	349,080
Interactive Brokers Group, Inc.	24,856	981,066
JPMorgan Chase & Co.	79,783	4,864,369
MarketAxess Holdings, Inc.	3,603	334,647
MetLife, Inc.	40,185	1,894,723
Moody's Corp.	10,266	1,008,121
MSCI, Inc.	16,550	984,063
Navient Corp.	74,161	833,570
NorthStar Asset Management Group, Inc./New York	192,215	2,760,207
Popular, Inc.	46,289	1,399,316
Prudential Financial, Inc.	25,055	1,909,442
Regions Financial Corp.	380,648	3,429,638
US Bancorp	7,682	315,039
Voya Financial, Inc.	30,596	1,186,207
Wells Fargo & Co.	62,220	3,194,997

	(Cost $ 46,691,996)	43,637,930

Healthcare - 10.0%
Abbott Laboratories	24,194	973,083
ABIOMED, Inc. (3)	4,759	441,445
Aetna, Inc.	16,642	1,820,801
Agilent Technologies, Inc.	34,154	1,172,507
Amedisys, Inc. (3)	9,951	377,839
Amgen, Inc.	14,818	2,049,626
Anthem, Inc.	12,161	1,702,540
Biogen, Inc. (3)	5,999	1,750,568
Bristol-Myers Squibb Co.	5,272	312,102
Cardinal Health, Inc.	16,631	1,277,593
Celgene Corp. (3)	16,169	1,749,001
Centene Corp. (3)	2,547	138,124
Cigna Corp.	10,032	1,354,521
DexCom, Inc. (3)	2,110	181,165
Edwards Lifesciences Corp. (3)	1,174	166,908
Eli Lilly & Co.	4,106	343,631
Gilead Sciences, Inc.	38,158	3,746,733
Health Net, Inc./CA (3)	25,881	1,558,554
Humana, Inc.	981	175,599
Magellan Health, Inc. (3)	14,289	792,039
Merck & Co., Inc.	33,915	1,675,062
Pfizer, Inc.	98,540	3,095,141
Quintiles Transnational Holdings, Inc. (3)	15,922	1,107,694
Sucampo Pharmaceuticals, Inc. (3)	100,832	2,003,532
Thoratec Corp. (3)	10,317	652,653

United Therapeutics Corp. (3)	4,695	616,172
UnitedHealth Group, Inc.	23,809	2,762,082
Universal Health Services, Inc.	6,352	792,793
VCA, Inc. (3)	18,779	988,714
Zoetis, Inc.	31,179	1,283,951

	(Cost $ 39,181,406)	37,062,173

Industrials - 6.8%
3M Co.	15,199	2,154,762
AO Smith Corp.	2,487	162,128
BWX Technologies, Inc.	44,149	1,163,768
Comfort Systems USA, Inc.	80,986	2,207,678
Dycom Industries, Inc. (3)	17,711	1,281,568
EMCOR Group, Inc.	28,450	1,258,913
Expeditors International of Washington, Inc.	29,914	1,407,454
General Dynamics Corp.	12,264	1,691,819
HD Supply Holdings, Inc. (3)	74,025	2,118,596
Huntington Ingalls Industries, Inc.	11,850	1,269,728
Interface, Inc.	55,567	1,246,923
ITT Corp.	9,326	311,768
ManpowerGroup, Inc.	27,218	2,228,882
Owens Corning	32,275	1,352,645
Robert Half International, Inc.	45,462	2,325,836
Southwest Airlines Co.	12,517	476,147
Stanley Black & Decker, Inc.	8,843	857,594
Toro Co./The	2,614	184,392
Wabtec Corp./DE	18,793	1,654,724

	(Cost $ 26,875,494)	25,355,325

Information Technology - 17.6%
Apple, Inc.	77,064	8,500,158
Arrow Electronics, Inc. (3)	24,305	1,343,580
Atmel Corp.	70,736	570,840
Avnet, Inc.	32,944	1,406,050
Booz Allen Hamilton Holding Corp.	21,700	568,757
Brocade Communications Systems, Inc.	135,174	1,403,106
Cisco Systems, Inc.	111,380	2,923,725
DST Systems, Inc.	11,711	1,231,295
eBay, Inc. (3)	41,882	1,023,596
Electronic Arts, Inc. (3)	50,848	3,444,952
Fairchild Semiconductor International, Inc. (3)	23,314	327,329
Hewlett-Packard Co. (3)	75,508	1,933,760
IAC/InterActiveCorp	4,113	268,456
Ingram Micro, Inc.	54,316	1,479,568
Intel Corp.	101,725	3,065,992
Jabil Circuit, Inc.	7,670	171,578
Lexmark International, Inc.	32,528	942,661
Luxoft Holding, Inc. (3)	46,659	2,953,048
Manhattan Associates, Inc. (3)	52,854	3,292,804
Marvell Technology Group, Ltd.	339,912	3,076,204
MasterCard, Inc.	3,630	327,136
MAXIMUS, Inc.	14,306	852,065
Microsoft Corp.	148,355	6,566,191
MicroStrategy, Inc. (3)	15,078	2,962,375
NCR Corp. (3)	47,201	1,073,823
NetApp, Inc.	11,185	331,076
NVIDIA Corp.	57,822	1,425,312
PayPal Holdings, Inc. (3)	38,961	1,209,349
PMC-Sierra, Inc. (3)	172,550	1,168,164
QLogic Corp. (3)	268,674	2,753,909
SanDisk Corp. (3)	5,625	305,606
Skyworks Solutions, Inc.	3,560	299,788
Stamps.com, Inc. (3)	38,438	2,844,796
Symantec Corp.	58,971	1,148,165
Synopsys, Inc. (3)	19,859	917,089
Tessera Technologies, Inc.	30,137	976,740

Xerox Corp.	31,796	309,375

	(Cost $ 65,211,326)	65,398,418

Materials - 0.0%
OM Group, Inc.	5,272	173,396

	(Cost $ 178,675)	173,396

Total Common Stocks	(Cost $ 250,747,079)	241,454,675

Registered Investment Companies - 1.9%

iShares MSCI EAFE ETF (9)	125,310	7,182,769

Total Registered Investment Companies	(Cost $8,464,622)	7,182,769

Money Market Registered Investment Companies - 29.4%

Fidelity Institutional Money Market Portfolio, 0.17% (5)	818,010	818,010
Meeder Money Market Fund - Institutional Class, 0.12% (6)	108,513,737	108,513,737

Total Money Market Registered Investment Companies	(Cost $109,331,747)	109,331,747

Bank Obligations - 0.2%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (7)	249,817		249,817
EverBank Money Market Account, 0.61%, 10/1/2015 (7)	249,771		249,771
Pacific Mercantile Bank Deposit Account, 0.60%, 10/1/2015 (7)	249,737		249,737

Total Bank Obligations	(Cost $749,325)		749,325

Total Investments - 96.4%	(Cost $369,292,773)	(2)	358,718,516

Other Assets less Liabilities - 3.6%			13,346,554

Total Net Assets - 100.0%			372,065,070

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	4,251	40,937
Meeder Balanced Fund	2,280	23,575
Meeder Dynamic Growth Fund	1,535	14,061
Meeder Muirfield Fund	6,254	40,776
Meeder Quantex Fund	3,388	106,959
Meeder Utilities & Infrastructure Fund	480	12,394

Total Trustee Deferred Compensation	(Cost $183,126)	238,702

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2015, notional value -$41,705,095	(437)	992,272

Total Futures Contracts	(437)	992,272

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$357,969,191	$992,272
Level 2 - Other Significant Observable Inputs	749,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$358,718,516	$992,272

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $369,525,138 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,845,799
Unrealized depreciation	(18,652,421)
Net unrealized appreciation (depreciation)	$(10,806,622)

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(7)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 88.8%

Consumer Discretionary - 15.9%
Aaron's, Inc.	23,713	856,276
Amazon.com, Inc. (3)	3,140	1,607,335
Best Buy Co., Inc.	15,295	567,750
Carter's, Inc.	1,713	155,266
Chico's FAS, Inc.	5,497	86,468
Comcast Corp.	2,983	169,673
Dollar General Corp.	14,993	1,086,092
Finish Line, Inc./The	6,884	132,861
Foot Locker, Inc.	3,595	258,732
Genuine Parts Co.	2,135	176,970
GNC Holdings, Inc.	4,920	198,866
Goodyear Tire & Rubber Co./The	22,066	647,196
Home Depot, Inc./The	16,265	1,878,445
Jack in the Box, Inc.	5,825	448,758
Lear Corp.	5,225	568,376
Lowe's Cos., Inc.	19,593	1,350,350
McDonald's Corp.	8,680	855,240
Netflix, Inc. (3)	11,048	1,140,816
NIKE, Inc.	1,641	201,794
O'Reilly Automotive, Inc. (3)	2,930	732,500
Skechers U.S.A., Inc. (3)	6,027	808,100
Staples, Inc.	41,741	489,622
Starbucks Corp.	3,237	183,991
Target Corp.	10,301	810,277
Time Warner, Inc.	9,662	664,263
TJX Cos., Inc./The	17,180	1,226,996
Walt Disney Co./The	531	54,268
Williams-Sonoma, Inc.	2,284	174,383
Yum! Brands, Inc.	2,139	171,013

	(Cost $ 17,841,144)	17,702,677

Consumer Staples - 11.2%
Altria Group, Inc.	3,448	187,571
Archer-Daniels-Midland Co.	5,986	248,120
Bunge, Ltd.	8,630	632,579
Coca-Cola Co./The	7,480	300,098
Coca-Cola Enterprises, Inc.	4,133	199,831
Colgate-Palmolive Co.	11,295	716,781
CVS Health Corp.	14,369	1,386,320
Estee Lauder Cos., Inc./The	9,250	746,290
Kimberly-Clark Corp.	5,308	578,784
Kraft Heinz Co./The	15,160	1,069,993
Kroger Co./The	28,993	1,045,777
Mead Johnson Nutrition Co.	9,329	656,762
PepsiCo, Inc.	1,928	181,810
Procter & Gamble Co./The	7,905	568,686

Rite Aid Corp. (3)	122,447	743,253
USANA Health Sciences, Inc. (3)	4,555	610,507
Walgreens Boots Alliance, Inc.	11,704	972,602
Wal-Mart Stores, Inc.	24,439	1,584,625

	(Cost $ 13,740,215)	12,430,389

Energy - 3.7%
Chevron Corp.	10,984	866,418
Exxon Mobil Corp.	12,446	925,360
Marathon Petroleum Corp.	16,536	766,113
Nabors Industries, Ltd.	35,435	334,861
Tesoro Corp.	2,180	211,983
Valero Energy Corp.	13,590	816,759
Western Refining, Inc.	4,095	180,671

	(Cost $ 4,921,214)	4,102,165

Financials - 11.9%
American International Group, Inc.	2,914	165,573
Bank of America Corp.	33,755	525,903
Bank of New York Mellon Corp./The	12,705	497,401
Berkshire Hathaway, Inc. (3)	993	129,487
Citigroup, Inc.	29,678	1,472,325
Citizens Financial Group, Inc.	25,936	618,833
Comerica, Inc.	3,875	159,263
East West Bancorp, Inc.	14,373	552,211
Fifth Third Bancorp	8,772	165,879
JPMorgan Chase & Co.	31,611	1,927,322
KeyCorp	12,347	160,634
MetLife, Inc.	18,365	865,910
Moody's Corp.	3,575	351,065
MSCI, Inc.	6,110	363,301
Navient Corp.	39,244	441,103
NorthStar Asset Management Group, Inc./New York	48,296	693,531
Partnerre, Ltd.	4,509	626,210
Popular, Inc.	15,785	477,181
Prudential Financial, Inc.	7,740	589,865
Regions Financial Corp.	56,776	511,552
RenaissanceRe Holdings, Ltd.	1,764	187,548
Travelers Cos., Inc./The	1,762	175,372
US Bancorp	4,096	167,977
Voya Financial, Inc.	7,705	298,723
Wells Fargo & Co.	22,690	1,165,132

	(Cost $ 14,350,000)	13,289,301

Healthcare - 16.0%
Abbott Laboratories	16,623	668,577
AbbVie, Inc.	13,924	757,605
Aetna, Inc.	4,321	472,761
Amedisys, Inc. (3)	2,837	107,721
AmerisourceBergen Corp.	4,395	417,481
Amgen, Inc.	6,185	855,509
Anthem, Inc.	6,002	840,280
Boston Scientific Corp. (3)	10,682	175,292
Bristol-Myers Squibb Co.	2,811	166,411
Cardinal Health, Inc.	8,350	641,447

Celgene Corp. (3)	9,874	1,068,070
Edwards Lifesciences Corp. (3)	3,081	438,026
Eli Lilly & Co.	2,189	183,197
Gilead Sciences, Inc.	14,636	1,437,109
HCA Holdings, Inc. (3)	8,273	639,999
Health Net, Inc./CA (3)	12,712	765,517
Humana, Inc.	4,312	771,848
Johnson & Johnson	6,806	635,340
McKesson Corp.	3,360	621,701
Medtronic PLC	909	60,848
Merck & Co., Inc.	10,510	519,089
Pfizer, Inc.	55,111	1,731,036
Quintiles Transnational Holdings, Inc. (3)	5,640	392,375
St Jude Medical, Inc.	2,508	158,230
Stryker Corp.	4,225	397,573
Sucampo Pharmaceuticals, Inc. (3)	32,960	654,915
Thoratec Corp. (3)	4,345	274,865
United Therapeutics Corp. (3)	3,736	490,313
UnitedHealth Group, Inc.	11,007	1,276,922
VCA, Inc. (3)	812	42,752
Zoetis, Inc.	3,747	154,301

	(Cost $ 19,090,929)	17,817,110

Industrials - 7.9%
3M Co.	7,677	1,088,367
BWX Technologies, Inc.	11,935	314,607
Comfort Systems USA, Inc.	11,371	309,973
EMCOR Group, Inc.	9,390	415,508
Expeditors International of Washington, Inc.	13,676	643,456
General Dynamics Corp.	3,186	439,509
General Electric Co.	63,667	1,605,681
HD Supply Holdings, Inc. (3)	19,442	556,430
Honeywell International, Inc.	1,804	170,821
Huntington Ingalls Industries, Inc.	3,935	421,635
Interface, Inc.	18,390	412,672
Owens Corning	10,950	458,915
Robert Half International, Inc.	18,929	968,408
Stanley Black & Decker, Inc.	5,850	567,333
Wabtec Corp./DE	4,995	439,810

	(Cost $ 9,278,696)	8,813,125

Information Technology - 19.5%
Accenture PLC	13,368	1,313,540
Apple, Inc.	26,006	2,868,462
Arrow Electronics, Inc. (3)	7,995	441,964
Atmel Corp.	21,414	172,811
Avnet, Inc.	15,194	648,480
Booz Allen Hamilton Holding Corp.	7,179	188,162
Brocade Communications Systems, Inc.	42,686	443,081
Citrix Systems, Inc. (3)	2,677	185,463
DST Systems, Inc.	2,120	222,897
eBay, Inc. (3)	13,750	336,050
Electronic Arts, Inc. (3)	13,767	932,714
Facebook, Inc. (3)	5,068	455,613
FactSet Research Systems, Inc.	1,128	180,266
Google, Inc. (3)	308	196,618

Harris Corp.	2,288	167,367
Hewlett-Packard Co. (3)	32,889	842,287
IAC/InterActiveCorp	8,924	582,469
Ingram Micro, Inc.	23,723	646,215
Intel Corp.	37,094	1,118,013
International Business Machines Corp.	8,105	1,174,982
Intuit, Inc.	12,497	1,109,109
Juniper Networks, Inc.	6,734	173,131
Manhattan Associates, Inc. (3)	13,633	849,336
Marvell Technology Group, Ltd.	24,285	219,779
MasterCard, Inc.	1,935	174,382
Maxim Integrated Products, Inc.	18,394	614,360
Microsoft Corp.	61,986	2,743,499
NVIDIA Corp.	22,890	564,239
PayPal Holdings, Inc. (3)	13,750	426,800
Symantec Corp.	27,790	541,071
Tessera Technologies, Inc.	14,284	462,944
Texas Instruments, Inc.	3,782	187,285
Western Digital Corp.	2,400	190,656
Xilinx, Inc.	4,609	195,422
Yahoo!, Inc. (3)	7,085	204,827

	(Cost $ 21,883,341)	21,774,294

Materials - 1.0%
Mosaic Co./The	5,020	156,172
Sherwin-Williams Co./The	4,196	934,785

	(Cost $ 1,328,273)	1,090,957

Telecommunication Services - 1.4%
AT&T, Inc.	5,408	176,193
Verizon Communications, Inc.	32,085	1,396,018

	(Cost $ 1,761,696)	1,572,211
Utilities - 0.3%
PG&E Corp.	3,360	177,408
Public Service Enterprise Group, Inc.	3,895	164,213

	(Cost $ 334,955)	341,621

Total Common Stocks	(Cost $ 104,530,463)	98,933,850

Registered Investment Companies - 4.2%

iShares MSCI EAFE ETF (7)	80,714	4,626,526

Total Registered Investment Companies	(Cost $5,458,595)	4,626,526

Money Market Registered Investment Companies - 1.7%

Meeder Money Market Fund - Institutional Class, 0.12% (4)	1,932,680	1,932,680

Total Money Market Registered Investment Companies	(Cost $1,932,680)	1,932,680

Bank Obligations - 0.7%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (5)	249,817		249,817
EverBank Money Market Account, 0.61%, 10/1/2015 (5)	249,771		249,771
Pacific Mercantile Bank Deposit Account, 0.60%, 10/1/2015 (5)	249,737		249,737

Total Bank Obligations	(Cost $749,325)		749,325

Total Investments - 95.4%	(Cost $112,671,063)	(2)	106,242,381

Other Assets less Liabilities - 4.6%	5,170,776

Total Net Assets - 100.0%	111,413,157

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	3,015	29,034
Meeder Balanced Fund	1,599	16,534
Meeder Dynamic Growth Fund	1,089	9,975
Meeder Muirfield Fund	3,407	22,214
Meeder Quantex Fund	1,544	48,744
Meeder Utilities & Infrastructure Fund	338	8,727

Total Trustee Deferred Compensation	(Cost $108,000)	135,228

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2015, notional value $7,921,105	83	(127,143)

Total Futures Contracts	83	(127,143)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$105,493,056	$(127,143)
Level 2 - Other Significant Observable Inputs	749,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$106,242,381	$(127,143)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $112,723,901 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,245,542
Unrealized depreciation	(8,727,062)
Net unrealized appreciation (depreciation)	$(6,481,520)

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(5)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Dividend Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 92.5%

Consumer Discretionary - 17.5%
Aaron's, Inc.	9,808	354,167
Best Buy Co., Inc.	10,567	392,247
Chico's FAS, Inc.	24,933	392,196
Coach, Inc.	13,817	399,726
Dollar General Corp.	6,045	437,900
Finish Line, Inc./The	16,397	316,462
General Motors Co.	17,978	539,700
Genuine Parts Co.	4,872	403,840
Home Depot, Inc./The	3,492	403,291
L Brands, Inc.	437	39,387
Lowe's Cos., Inc.	5,896	406,352
Macy's, Inc.	7,772	398,859
Rent-A-Center, Inc./TX	15,512	376,166
Staples, Inc.	32,549	381,800
Target Corp.	7,704	605,997
TJX Cos., Inc./The	5,634	402,380
Viacom, Inc.	7,977	344,208
Williams-Sonoma, Inc.	4,323	330,061
Yum! Brands, Inc.	4,050	323,798

	(Cost $ 7,883,523)	7,248,537

Consumer Staples - 16.2%
Altria Group, Inc.	7,128	387,763
Archer-Daniels-Midland Co.	10,002	414,583
Bunge, Ltd.	1,600	117,280
Coca-Cola Co./The	9,042	362,765
Colgate-Palmolive Co.	5,816	369,083
CVS Health Corp.	608	58,660
Kimberly-Clark Corp.	3,569	389,164
Kraft Heinz Co./The	4,952	349,512
Kroger Co./The	10,946	394,822
Mead Johnson Nutrition Co.	5,387	379,245
PepsiCo, Inc.	4,321	407,470
Philip Morris International, Inc.	7,751	614,887
Procter & Gamble Co./The	16,751	1,205,067
Sysco Corp.	11,759	458,248
Vector Group, Ltd.	0	10
Wal-Mart Stores, Inc.	12,516	811,537

	(Cost $ 7,177,614)	6,720,096

Energy - 5.8%
Chevron Corp.	6,372	502,623
Exxon Mobil Corp.	12,984	965,360
Marathon Oil Corp.	1,645	25,333
Marathon Petroleum Corp.	9,247	428,414
Valero Energy Corp.	7,170	430,917
Williams Cos., Inc./The	857	31,580

	(Cost $ 2,657,927)	2,384,227

Financials - 14.7%
Bank of America Corp.	20,454	318,673
BGC Partners, Inc.	4,383	36,028
Citigroup, Inc.	5,534	274,542
Citizens Financial Group, Inc.	17,622	420,461
Columbia Property Trust, Inc. (4)	17,811	413,215
East West Bancorp, Inc.	11,135	427,807
GEO Group, Inc./The (4)	9,326	277,355
JPMorgan Chase & Co.	9,721	592,689
Navient Corp.	30,887	347,170
NorthStar Asset Management Group, Inc./New York	24,356	349,752
Old Republic International Corp.	26,457	413,787
Partnerre, Ltd.	2,753	382,337
Regions Financial Corp.	50,919	458,780
Senior Housing Properties Trust (4)	26,142	423,500

Spirit Realty Capital, Inc. (4)	31,512	288,020
Wells Fargo & Co.	12,713	652,813

	(Cost $ 6,617,876)	6,076,929

Healthcare - 12.0%
Eli Lilly & Co.	8,126	680,065
Johnson & Johnson	12,945	1,208,415
Medtronic PLC	774	51,812
Merck & Co., Inc.	18,549	916,135
Meridian Bioscience, Inc.	15,640	267,444
PDL BioPharma, Inc.	6,798	34,194
Pfizer, Inc.	39,742	1,248,296
Quality Systems, Inc.	30,344	378,693
St Jude Medical, Inc.	680	42,901
UnitedHealth Group, Inc.	1,225	142,112

	(Cost $ 5,377,653)	4,970,067

Industrials - 8.6%
3M Co.	2,332	330,608
Applied Industrial Technologies, Inc.	10,064	383,942
Emerson Electric Co.	8,120	358,660
General Electric Co.	27,949	704,874
Harsco Corp.	25,751	233,562
ManpowerGroup, Inc.	5,065	414,773
Quad/Graphics, Inc.	29,283	354,324
Robert Half International, Inc.	7,899	404,113
Terex Corp.	21,127	379,018

	(Cost $ 3,931,689)	3,563,874

Information Technology - 13.4%
Cisco Systems, Inc.	33,508	879,585
Hewlett-Packard Co. (3)	19,996	512,098
Intel Corp.	29,901	901,216
International Business Machines Corp.	2,410	349,378
Leidos Holdings, Inc.	9,509	392,817
Maxim Integrated Products, Inc.	10,920	364,728
Microsoft Corp.	3,847	170,268
Symantec Corp.	22,916	446,175
Texas Instruments, Inc.	7,496	371,202
Western Digital Corp.	5,250	417,060
Xerox Corp.	39,600	385,308
Xilinx, Inc.	8,636	366,166

	(Cost $ 5,828,256)	5,556,001

Materials - 0.8%
Sherwin-Williams Co./The	1,395	310,778

	(Cost $ 331,238)	310,778

Telecommunication Services - 3.5%
AT&T, Inc.	31,780	1,035,393
Frontier Communications Corp.	72,341	343,620
Verizon Communications, Inc.	1,468	63,873

	(Cost $ 1,504,740)	1,442,886

Total Common Stocks	(Cost $ 41,310,516)	38,273,395

Money Market Registered Investment Companies - 2.9%

Meeder Money Market Fund - Institutional Class, 0.12% (5)	1,200,224	1,200,224

Total Money Market Registered Investment Companies	(Cost $1,200,224)	1,200,224

Bank Obligations - 0.6%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (6)	249,000	249,000

Total Bank Obligations	(Cost $249,000)	249,000

Total Investments - 96.0%	(Cost $42,759,740)(2)	39,722,619

Other Assets less Liabilities - 4.0%		1,648,213

Total Net Assets - 100.0%		41,370,832

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2015, notional value $3,149,355	33	(49,972)

Total Futures Contracts	33	(49,972)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$39,473,619	$(49,972)
Level 2 - Other Significant Observable Inputs	249,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$39,722,619	$(49,972)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

Unrealized appreciation	$191,531
Unrealized depreciation	(3,228,652)
Net unrealized appreciation (depreciation)	$(3,037,121)

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 87.5%

Consumer Discretionary - 15.1%
Aaron's, Inc.	18,699	675,221
Apollo Education Group, Inc. (3)	25,446	281,433
Ascena Retail Group, Inc. (3)	12,924	179,773
Best Buy Co., Inc.	7,645	283,782
Carter's, Inc.	4,023	364,645
Chico's FAS, Inc.	40,335	634,470
Children's Place, Inc./The	7,927	457,150
Cooper Tire & Rubber Co.	9,345	369,221
Dollar General Corp.	2,364	171,248
Finish Line, Inc./The	29,402	567,459
GNC Holdings, Inc.	5,360	216,651
Goodyear Tire & Rubber Co./The	17,171	503,625
Graham Holdings Co.	283	163,291
Home Depot, Inc./The	8,437	974,388
Jack in the Box, Inc.	3,530	271,951
Lear Corp.	4,686	509,743
Lowe's Cos., Inc.	13,946	961,158
McDonald's Corp.	5,390	531,077
NIKE, Inc.	1,662	204,376
O'Reilly Automotive, Inc. (3)	1,698	424,500
Rent-A-Center, Inc./TX	8,885	215,461
Select Comfort Corp. (3)	10,449	228,624
Skechers U.S.A., Inc. (3)	5,222	700,166
Staples, Inc.	15,945	187,035
Target Corp.	5,127	403,290
Time Warner Cable, Inc.	983	176,321
Williams-Sonoma, Inc.	6,168	470,927

	(Cost $ 11,541,731)	11,126,986

Consumer Staples - 9.7%
Altria Group, Inc.	3,491	189,910
Bunge, Ltd.	6,058	444,051
Coca-Cola Co./The	20,735	831,888
CVS Health Corp.	9,325	899,675
Estee Lauder Cos., Inc./The	6,971	562,420
Kroger Co./The	21,236	765,983
Mondelez International, Inc.	4,467	187,033
Rite Aid Corp. (3)	98,709	599,164
SUPERVALU, Inc. (3)	76,274	547,647
USANA Health Sciences, Inc. (3)	3,555	476,477
Walgreens Boots Alliance, Inc.	6,632	551,119
Wal-Mart Stores, Inc.	13,087	848,561
Whole Foods Market, Inc.	6,135	194,173

	(Cost $ 7,675,465)	7,098,101

Energy - 2.3%
Marathon Petroleum Corp.	10,563	489,384
Nabors Industries, Ltd.	17,720	167,454
Oil States International, Inc. (3)	6,590	172,197
Tesoro Corp.	2,189	212,858
Valero Energy Corp.	11,287	678,349

	(Cost $ 1,881,935)	1,720,242

Financials - 12.5%
American Financial Group, Inc./OH	4,703	324,084
Assured Guaranty, Ltd.	29,070	726,750
Bank of America Corp.	10,489	163,419
Bank of New York Mellon Corp./The	9,373	366,953
Citigroup, Inc.	16,085	797,977

Comerica, Inc.	4,587	188,526
East West Bancorp, Inc.	11,132	427,691
Goldman Sachs Group, Inc./The	906	157,427
JPMorgan Chase & Co.	11,288	688,229
McGraw Hill Financial, Inc.	5,579	482,584
MetLife, Inc.	5,783	272,668
Moody's Corp.	3,364	330,345
Navient Corp.	13,180	148,143
NorthStar Asset Management Group, Inc./New York	42,932	616,504
Partnerre, Ltd.	3,655	507,606
PNC Financial Services Group, Inc./The	1,909	170,283
Popular, Inc.	10,586	320,015
Prudential Financial, Inc.	4,216	321,301
Regions Financial Corp.	84,803	764,075
US Bancorp	4,147	170,068
Voya Financial, Inc.	9,046	350,713
Wells Fargo & Co.	17,330	889,895

	(Cost $ 9,908,041)	9,185,256

Healthcare - 16.0%
AbbVie, Inc.	2,758	150,063
Aetna, Inc.	2,277	249,127
Agilent Technologies, Inc.	13,316	457,138
Amedisys, Inc. (3)	12,623	479,295
AmerisourceBergen Corp.	3,250	308,718
Biogen, Inc. (3)	2,456	716,685
Bristol-Myers Squibb Co.	2,846	168,483
Cardinal Health, Inc.	4,026	309,277
Celgene Corp. (3)	4,798	519,000
Centene Corp. (3)	5,446	295,337
Chemed Corp.	3,000	400,410
Cigna Corp.	2,287	308,791
Dyax Corp. (3)	14,686	280,356
Edwards Lifesciences Corp. (3)	2,653	377,177
Eli Lilly & Co.	2,216	185,457
Health Net, Inc./CA (3)	9,225	555,530
Hill-Rom Holdings, Inc.	6,873	357,327
Humana, Inc.	3,645	652,455
McKesson Corp.	1,569	290,312
Pfizer, Inc.	37,235	1,169,550
Quintiles Transnational Holdings, Inc. (3)	5,267	366,425
Stryker Corp.	3,728	350,805
Sucampo Pharmaceuticals, Inc. (3)	25,778	512,209
Supernus Pharmaceuticals, Inc. (3)	11,460	160,784
Thoratec Corp. (3)	7,902	499,881
United Therapeutics Corp. (3)	2,073	272,061
UnitedHealth Group, Inc.	3,468	402,323
Universal Health Services, Inc.	3,420	426,850
VCA, Inc. (3)	6,543	344,489
Zoetis, Inc.	3,794	156,237

	(Cost $ 11,879,627)	11,722,552

Industrials - 10.2%
Applied Industrial Technologies, Inc.	18,082	689,828
BWX Technologies, Inc.	28,384	748,202
Comfort Systems USA, Inc.	12,797	348,846
EMCOR Group, Inc.	6,442	285,059
Expeditors International of Washington, Inc.	10,361	487,485
FedEx Corp.	1,144	164,713
General Dynamics Corp.	3,565	491,792
HD Supply Holdings, Inc. (3)	15,424	441,435
Huntington Ingalls Industries, Inc.	2,688	288,019
Interface, Inc.	12,596	282,654
Lockheed Martin Corp.	934	193,628
ManpowerGroup, Inc.	8,684	711,133
Owens Corning	7,371	308,919
Robert Half International, Inc.	14,548	744,276
Southwest Airlines Co.	10,270	390,671
Stanley Black & Decker, Inc.	3,111	301,705

Terex Corp.	13,406	240,504
Wabtec Corp./DE	4,363	384,162

	(Cost $ 7,875,462)	7,503,031

Information Technology - 18.6%
Apple, Inc.	8,392	925,638
Atmel Corp.	80,381	648,675
Avnet, Inc.	6,040	257,787
Brocade Communications Systems, Inc.	48,833	506,887
Cisco Systems, Inc.	10,905	286,256
CoreLogic, Inc./United States (3)	9,134	340,059
DST Systems, Inc.	1,739	182,838
EarthLink Holdings Corp.	17,045	132,610
eBay, Inc. (3)	10,230	250,021
Electronic Arts, Inc. (3)	11,299	765,507
ePlus, Inc. (3)	1,670	132,047
FactSet Research Systems, Inc.	1,142	182,503
Fairchild Semiconductor International, Inc. (3)	31,931	448,311
Google, Inc. (3)	1,604	975,906
Hewlett-Packard Co. (3)	20,215	517,706
IAC/InterActiveCorp	7,161	467,398
Ingram Micro, Inc.	9,970	271,583
Integrated Device Technology, Inc. (3)	14,150	287,245
Jabil Circuit, Inc.	4,298	96,146
Juniper Networks, Inc.	6,818	175,291
Luxoft Holding, Inc. (3)	7,069	447,397
Manhattan Associates, Inc. (3)	11,800	735,140
Marvell Technology Group, Ltd.	84,233	762,309
MasterCard, Inc.	1,959	176,545
Maxim Integrated Products, Inc.	5,593	186,806
Methode Electronics, Inc.	17,853	569,511
National Instruments Corp.	6,875	191,056
NVIDIA Corp.	15,520	382,568
OmniVision Technologies, Inc. (3)	11,689	306,953
PMC-Sierra, Inc. (3)	70,669	478,429
Polycom, Inc. (3)	22,125	231,870
QLogic Corp. (3)	47,990	491,898
Symantec Corp.	10,970	213,586
Synopsys, Inc. (3)	5,380	248,448
Tessera Technologies, Inc.	13,221	428,493

	(Cost $ 13,632,476)	13,701,423

Materials - 2.0%
Ashland, Inc.	976	98,205
Mosaic Co./The	4,663	145,066
OM Group, Inc.	14,690	483,154
Sherwin-Williams Co./The	3,198	712,450

	(Cost $ 1,662,170)	1,438,875

Telecommunication Services - 1.1%
AT&T, Inc.	5,476	178,407
Premiere Global Services, Inc. (3)	7,117	97,788
Vonage Holdings Corp. (3)	88,000	517,440

	(Cost $ 763,313)	793,635

Total Common Stocks	(Cost $ 66,820,220)	64,290,101

Registered Investment Companies - 5.5%

iShares MSCI EAFE ETF (7)	70,117	4,019,106

Total Registered Investment Companies	(Cost $4,723,556)	4,019,106

Money Market Registered Investment Companies - 2.0%

Meeder Money Market Fund - Institutional Class, 0.12% (4)	1,470,783	1,470,783

Total Money Market Registered Investment Companies	(Cost $1,470,783)	1,470,783

Bank Obligations - 1.0%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (5)	249,817		249,817
EverBank Money Market Account, 0.61%, 10/1/2015 (5)	249,771		249,771
Pacific Mercantile Bank Deposit Account, 0.60%, 10/1/2015 (5)	249,737		249,737

Total Bank Obligations	(Cost $749,325)		749,325

Total Investments - 96.0%	(Cost $73,763,884)	(2)	70,529,315

Other Assets less Liabilities - 4.0%			2,955,886

Total Net Assets - 100.0%			73,485,201

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	1,669	16,072
Meeder Balanced Fund	903	9,337
Meeder Dynamic Growth Fund	599	5,487
Meeder Muirfield Fund	2,034	13,262
Meeder Quantex Fund	966	30,497
Meeder Utilities & Infrastructure Fund	188	4,854

Total Trustee Deferred Compensation	(Cost $64,087)	79,509

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2015, notional value $3,817,400	40	(61,576)
E-mini Standard & Poors MidCap 400 Futures expiring December 2015, notional value $1,362,900	10	(34,437)

Total Futures Contracts	50	(96,013)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$69,779,990	$(96,013)
Level 2 - Other Significant Observable Inputs	749,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$70,529,315	$(96,013)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $73,789,953 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,768,820
Unrealized depreciation	(5,029,458)
Net unrealized appreciation (depreciation)	$(3,260,638)

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(5)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 55.1%

Consumer Discretionary - 10.2%
Aaron's, Inc.	42,975	1,551,827
Amazon.com, Inc. (3)	2,664	1,363,675
Apollo Education Group, Inc. (3)	5,860	64,812
AutoNation, Inc. (3)	10,744	625,086
AutoZone, Inc. (3)	507	366,982
Children's Place, Inc./The	2,442	140,830
Cooper Tire & Rubber Co.	18,329	724,179
Crocs, Inc. (3)	11,261	145,548
Deckers Outdoor Corp. (3)	6,416	372,513
Dick's Sporting Goods, Inc.	10,714	531,522
Dollar General Corp.	9,179	664,927
Finish Line, Inc./The	66,753	1,288,333
Foot Locker, Inc.	6,450	464,207
GameStop Corp. (4)	8,407	346,452
GNC Holdings, Inc.	9,361	378,372
Goodyear Tire & Rubber Co./The	5,002	146,709
Home Depot, Inc./The	26,329	3,040,736
Interpublic Group of Cos., Inc./The	21,909	419,119
Jack in the Box, Inc.	6,457	497,447
Kohl's Corp.	1,709	79,144
Lear Corp.	7,675	834,887
Lowe's Cos., Inc.	33,076	2,279,598
McDonald's Corp.	8,105	798,586
Murphy USA, Inc. (3)	7,187	394,926
Netflix, Inc. (3)	14,349	1,481,678
NIKE, Inc.	1,296	159,369
O'Reilly Automotive, Inc. (3)	3,230	807,500
Papa John's International, Inc.	2,348	160,791
Ralph Lauren Corp.	1,154	136,357
Select Comfort Corp. (3)	19,430	425,128
Skechers U.S.A., Inc. (3)	12,022	1,611,910
Staples, Inc.	119,884	1,406,239
Starbucks Corp.	2,556	145,283
Starz (3)	8,954	334,342
Steven Madden, Ltd. (3)	4,108	150,435
Target Corp.	12,410	976,171
Time Warner, Inc.	7,979	548,556
TJX Cos., Inc./The	29,212	2,086,321
Williams-Sonoma, Inc.	1,803	137,659

	(Cost $ 28,619,327)	28,088,156

Consumer Staples - 4.8%
Altria Group, Inc.	2,722	148,077
Bunge, Ltd.	6,421	470,659
Coca-Cola Co./The	30,511	1,224,101
Coty, Inc.	5,484	148,397
CVS Health Corp.	14,845	1,432,246
Estee Lauder Cos., Inc./The	6,315	509,494
Kimberly-Clark Corp.	5,247	572,133
Kroger Co./The	49,268	1,777,097
Mondelez International, Inc.	3,483	145,833
PepsiCo, Inc.	1,522	143,525
Procter & Gamble Co./The	9,730	699,976
Rite Aid Corp. (3)	227,523	1,381,065
SUPERVALU, Inc. (3)	11,829	84,932
USANA Health Sciences, Inc. (3)	6,780	908,723
Walgreens Boots Alliance, Inc.	7,669	637,294
Wal-Mart Stores, Inc.	40,000	2,593,600
Whole Foods Market, Inc.	13,323	421,673

	(Cost $ 14,328,343)	13,298,825

Energy - 2.3%
Delek US Holdings, Inc. (3)	8,520	236,004
Exterran Holdings, Inc.	12,422	223,596
Exxon Mobil Corp.	30,610	2,275,854
FMC Technologies, Inc. (3)	15,090	467,790
Marathon Oil Corp.	6,839	105,321
Marathon Petroleum Corp.	37,777	1,750,208
Oceaneering International, Inc.	2,075	81,506
Oil States International, Inc. (3)	6,118	159,863
Tesoro Corp.	3,281	319,044
Valero Energy Corp.	9,183	551,898
Western Refining, Inc.	3,883	171,318

	(Cost $ 7,159,091)	6,342,402

Financials - 8.6%
American Financial Group, Inc./OH	6,228	429,171
American International Group, Inc.	2,301	130,743
Assured Guaranty, Ltd.	66,868	1,671,700
Bank of America Corp.	8,180	127,444
Bank of New York Mellon Corp./The	17,827	697,927
CBOE Holdings, Inc.	7,972	534,762
Citigroup, Inc.	25,844	1,282,121
Citizens Financial Group, Inc.	70,648	1,685,661
East West BanCorp, Inc.	44,309	1,702,352
Goldman Sachs Group, Inc./The	5,831	1,013,195
Great Western Bancorp, Inc.	2,136	54,190
Hanover Insurance Group, Inc./The	5,383	418,259
Hartford Financial Services Group, Inc./The	13,646	624,714
HCC Insurance Holdings, Inc.	1,897	146,961
Heritage Insurance Holdings, Inc. (3)	7,665	151,230
Interactive Brokers Group, Inc.	3,471	137,000
JPMorgan Chase & Co.	33,853	2,064,016
MarketAxess Holdings, Inc.	1,517	140,899
McGraw Hill Financial, Inc.	20,238	1,750,587
MetLife, Inc.	16,782	791,271
Moody's Corp.	4,454	437,383
MSCI, Inc.	7,324	435,485
Navient Corp.	30,699	345,057
NorthStar Asset Management Group, Inc./New York	98,708	1,417,447
Partnerre, Ltd.	3,841	533,438
Popular, Inc.	19,140	578,602
Prudential Financial, Inc.	10,464	797,461
Regions Financial Corp.	196,039	1,766,311
US Bancorp	3,233	132,585
Voya Financial, Inc.	13,587	526,768
Wells Fargo & Co.	26,019	1,336,076

	(Cost $ 25,119,616)	23,860,816

Healthcare - 8.3%
Abbott Laboratories	10,203	410,365
ABIOMED, Inc. (3)	8,274	767,496
Aetna, Inc.	7,008	766,745
Agilent Technologies, Inc.	14,299	490,885
Amedisys, Inc. (3)	5,107	193,913
AmerisourceBergen Corp.	4,956	470,770
Amgen, Inc.	6,633	917,477
Anthem, Inc.	5,055	707,700
Biogen, Inc. (3)	2,529	737,987
Bristol-Myers Squibb Co.	2,219	131,365
Cardinal Health, Inc.	7,128	547,573
Celgene Corp. (3)	7,235	782,610
Centene Corp. (3)	2,570	139,371
Chemed Corp.	2,769	369,578
Cigna Corp.	4,325	583,962
DexCom, Inc. (3)	887	76,158
Dyax Corp. (3)	23,143	441,800
Edwards Lifesciences Corp. (3)	8,748	1,243,703
Eli Lilly & Co.	1,728	144,616
Gilead Sciences, Inc.	17,117	1,680,718
HCA Holdings, Inc. (3)	7,722	597,374

Health Net, Inc./CA (3)	10,882	655,314
Humana, Inc.	412	73,748
Inogen, Inc. (3)	2,581	125,308
Johnson & Johnson	15,307	1,428,908
Magellan Health, Inc. (3)	5,986	331,804
McKesson Corp.	3,185	589,321
Merck & Co., Inc.	14,699	725,984
Mettler-Toledo International, Inc. (3)	540	153,760
Pfizer, Inc.	42,510	1,335,239
Quintiles Transnational Holdings, Inc. (3)	6,914	481,007
Stryker Corp.	5,865	551,897
Sucampo Pharmaceuticals, Inc. (3)	59,179	1,175,887
Supernus Pharmaceuticals, Inc. (3)	7,571	106,221
Thoratec Corp. (3)	4,293	271,575
United Therapeutics Corp. (3)	2,055	269,698
UnitedHealth Group, Inc.	10,256	1,189,799
Universal Health Services, Inc.	2,783	347,346
VCA, Inc. (3)	8,458	445,314
Zoetis, Inc.	13,557	558,277

	(Cost $ 24,463,677)	23,018,573

Industrials - 6.3%
3M Co.	6,172	875,004
Allison Transmission Holdings, Inc.	19,236	513,409
AO Smith Corp.	2,402	156,586
BWX Technologies, Inc.	65,248	1,719,937
Comfort Systems USA, Inc.	47,742	1,301,447
Dycom Industries, Inc. (3)	2,291	165,777
EMCOR Group, Inc.	11,769	520,778
Expeditors International of Washington, Inc.	12,376	582,291
FedEx Corp.	3,482	501,338
Fluor Corp.	3,047	129,040
General Dynamics Corp.	5,287	729,342
General Electric Co.	39,689	1,000,957
HD Supply Holdings, Inc. (3)	31,646	905,709
Honeywell International, Inc.	1,425	134,933
Huntington Ingalls Industries, Inc.	4,903	525,356
Interface, Inc.	22,989	515,873
ITT Corp.	3,925	131,213
KAR Auction Services, Inc.	10,196	361,958
ManpowerGroup, Inc.	20,010	1,638,619
Masco Corp.	3,428	86,317
Owens Corning	13,347	559,373
Robert Half International, Inc.	33,528	1,715,292
Southwest Airlines Co.	20,568	782,407
Stanley Black & Decker, Inc.	3,707	359,505
Terex Corp.	24,549	440,409
Toro Co./The	2,411	170,072
United Technologies Corp.	1,474	131,171
Wabtec Corp./DE	8,110	714,086

	(Cost $ 18,275,655)	17,368,199

Information Technology - 13.1%
Accenture PLC	22,426	2,203,579
Apple, Inc.	32,211	3,552,872
Arrow Electronics, Inc. (3)	10,057	555,951
Atmel Corp.	63,488	512,348
Avnet, Inc.	13,630	581,728
Booz Allen Hamilton Holding Corp.	5,668	148,558
Brocade Communications Systems, Inc.	83,705	868,858
Cisco Systems, Inc.	48,498	1,273,073
Constant Contact, Inc. (3)	5,987	145,125
DST Systems, Inc.	5,176	544,205
eBay, Inc. (3)	17,521	428,213
Electronic Arts, Inc. (3)	26,263	1,779,318
Fairchild Semiconductor International, Inc. (3)	9,813	137,775
Hewlett-Packard Co. (3)	31,590	809,020
IAC/InterActiveCorp	8,232	537,303

Ingram Micro, Inc.	22,472	612,137
Integrated Device Technology, Inc. (3)	7,588	154,036
Intel Corp.	42,703	1,287,068
Intuit, Inc.	21,745	1,929,869
Jabil Circuit, Inc.	4,203	94,021
Keysight Technologies, Inc. (3)	2,846	87,771
Lexmark International, Inc.	13,623	394,795
Luxoft Holding, Inc. (3)	23,178	1,466,936
Manhattan Associates, Inc. (3)	27,156	1,691,819
Marvell Technology Group, Ltd.	193,712	1,753,094
MasterCard, Inc.	1,528	137,703
Maxim Integrated Products, Inc.	37,473	1,251,598
MAXIMUS, Inc.	6,169	367,426
Microsoft Corp.	62,974	2,787,228
MicroStrategy, Inc. (3)	4,424	869,183
NCR Corp. (3)	20,152	458,458
NetApp, Inc.	4,708	139,357
NVIDIA Corp.	25,499	628,550
Oracle Corp.	24,834	897,004
PayPal Holdings, Inc. (3)	16,292	505,704
PMC-Sierra, Inc. (3)	72,048	487,765
Qlik Technologies, Inc. (3)	3,780	137,781
QLogic Corp. (3)	83,434	855,199
SanDisk Corp. (3)	2,368	128,653
Skyworks Solutions, Inc.	1,498	126,147
Stamps.com, Inc. (3)	17,450	1,291,475
Symantec Corp.	24,392	474,912
Synopsys, Inc. (3)	8,568	395,670
Tessera Technologies, Inc.	12,547	406,648
Xerox Corp.	13,383	130,217

	(Cost $ 35,966,790)	36,026,150

Materials - 1.0%
Ashland, Inc.	4,603	463,154
Mosaic Co./The	11,145	346,721
Newmont Mining Corp.	18,038	289,871
OM Group, Inc.	2,216	72,884
Sherwin-Williams Co./The	7,430	1,655,255

	(Cost $ 3,281,476)	2,827,885

Telecommunication Services - 0.4%
AT&T, Inc.	4,270	139,117
Verizon Communications, Inc.	19,855	863,891
Vonage Holdings Corp. (3)	9,097	53,490

	(Cost $ 1,176,245)	1,056,498
Utilities - 0.1%
Public Service Enterprise Group, Inc.	7,204	303,721

	(Cost $ 294,111)	303,721

Total Common Stocks	(Cost $ 158,684,331)	152,191,225

Registered Investment Companies - 32.6%

Baird Core Plus Bond Fund	255,209	2,814,957
Delaware Corporate Bond Fund	329,427	1,877,732
DoubleLine Total Return Bond Fund	789,663	8,667,824
Federated Bond Fund	824,994	7,466,198
Fidelity Capital & Income Fund	214,666	1,985,665
Goldman Sachs Emerging Markets Debt Fund	540,429	6,409,485
iShares 1-3 Year Treasury Bond ETF (9)	185,990	15,807,289
iShares 20+ Year Treasury Bond ETF (9)	65,335	8,071,486
iShares iBoxx $ High Yield Corporate Bond ETF (9)	35,910	2,990,944
iShares MSCI EAFE ETF (9)	123,027	7,051,908
Ivy High Income Fund	270,498	2,017,914

Metropolitan West Total Return Bond Fund	782,418	8,473,584
PIMCO Investment Grade Corporate Bond Fund	268,416	2,759,313
Prudential Total Return Bond Fund	602,515	8,549,695
SPDR Barclays High Yield Bond ETF (4)(9)	83,215	2,967,447
TCW Emerging Markets Income Fund	271,226	2,042,331

Total Registered Investment Companies	(Cost $92,826,345)	89,953,772

Money Market Registered Investment Companies - 10.7%

Fidelity Institutional Money Market Portfolio, 0.17% (5)	3,354,229	3,354,229
Meeder Money Market Fund - Institutional Class, 0.12% (6)	26,273,331	26,273,331

Total Money Market Registered Investment Companies	(Cost $29,627,560)	29,627,560

Bank Obligations - 0.3%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (7)	249,817	249,817
EverBank Money Market Account, 0.61%, 10/1/2015 (7)	249,771	249,771
Pacific Mercantile Bank Deposit Account, 0.60%, 10/1/2015 (7)	249,737	249,737

Total Bank Obligations	(Cost $749,325)	749,325

Total Investments - 98.7%	(Cost $281,887,561)(2)	272,521,882

Other Assets less Liabilities - 1.3%		3,541,747

Total Net Assets - 100.0%		276,063,629

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	2,835	27,301
Meeder Balanced Fund	1,543	15,955
Meeder Dynamic Growth Fund	1,019	9,334
Meeder Muirfield Fund	2,656	17,317
Meeder Quantex Fund	972	30,686
Meeder Utilities & Infrastructure Fund	319	8,237

Total Trustee Deferred Compensation	(Cost $94,226)	108,830

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2015, notional value -$50,198,810	(526)	457,800

Total Futures Contracts	(526)	457,800

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$271,772,557	$457,800
Level 2 - Other Significant Observable Inputs	749,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$272,521,882	$457,800

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $281,990,963 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,003,136
Unrealized depreciation	(13,472,217)
Net unrealized appreciation (depreciation)	$(9,469,081)

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2015.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(7)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 66.4%

Consumer Discretionary - 11.7%
Aaron's, Inc.	20,039	723,608
AutoNation, Inc. (3)	6,310	367,116
Barnes & Noble, Inc.	58,073	703,264
Best Buy Co., Inc.	10,335	383,635
Chico's FAS, Inc.	47,503	747,222
Cinemark Holdings, Inc.	7,360	239,126
Cooper Tire & Rubber Co.	11,790	465,823
Dollar General Corp.	7,010	507,804
Finish Line, Inc./The	31,510	608,143
GameStop Corp. (5)	7,465	307,633
G-III Apparel Group, Ltd. (3)	10,768	663,955
Interpublic Group of Cos., Inc./The	19,455	372,174
Jack in the Box, Inc.	3,440	265,018
Kohl's Corp.	8,635	399,887
Lear Corp.	5,080	552,602
Leggett & Platt, Inc.	9,490	391,463
Lowe's Cos., Inc.	14,946	1,030,078
McDonald's Corp.	6,105	601,526
Murphy USA, Inc. (3)	5,120	281,344
Netflix, Inc. (3)	983	101,505
Nutrisystem, Inc.	4,128	109,475
O'Reilly Automotive, Inc. (3)	2,190	547,500
Oxford Industries, Inc.	1,362	100,625
Rent-A-Center, Inc./TX	4,466	108,301
Skechers U.S.A., Inc. (3)	5,390	722,691
Staples, Inc.	22,310	261,696
Starz (3)	7,570	282,664
Time Warner, Inc.	4,640	319,000
Williams-Sonoma, Inc.	1,427	108,951

	(Cost $ 13,057,949)	12,273,829

Consumer Staples - 3.2%
Bunge, Ltd.	4,595	336,814
Estee Lauder Cos., Inc./The	4,530	365,480
Kimberly-Clark Corp.	5,015	546,836
Rite Aid Corp. (3)	105,785	642,115
USANA Health Sciences, Inc. (3)	769	103,069
Walgreens Boots Alliance, Inc.	3,610	299,991
Wal-Mart Stores, Inc.	16,443	1,066,164

	(Cost $ 3,927,877)	3,360,469

Energy - 8.2%
Alon USA Energy, Inc.	6,761	122,171
Baker Hughes, Inc. (3)	2,177	113,291
Chevron Corp.	10,445	823,902
ConocoPhillips	9,935	476,483
Delek US Holdings, Inc.	17,145	474,917
Exterran Holdings, Inc.	9,350	168,300
Exxon Mobil Corp.	25,167	1,871,165
Marathon Petroleum Corp.	16,652	771,487
Nabors Industries, Ltd.	41,687	393,942
Oil States International, Inc. (3)	27,348	714,603
Phillips 66	4,675	359,227
Superior Energy Services, Inc.	10,425	131,668
Tesoro Corp.	8,222	799,507
Valero Energy Corp.	14,756	886,836
Western Refining, Inc.	7,291	321,679
World Fuel Services Corp.	5,345	191,351

	(Cost $ 10,495,483)	8,620,529

Financials - 13.2%
Alexandria Real Estate Equities, Inc. (4)	6,395	541,465
Bank of New York Mellon Corp./The	6,930	271,310
Boston Properties, Inc. (4)	6,155	728,752
CBL & Associates Properties, Inc. (4)	7,492	103,015
CBRE Group, Inc. (3)	5,838	186,816
Citigroup, Inc.	18,850	935,148
Columbia Property Trust, Inc. (4)	33,601	779,543
Corporate Office Properties Trust (4)	5,171	108,746
East West Bancorp, Inc.	6,810	261,640
Equity LifeStyle Properties, Inc. (4)	13,330	780,738
Equity One, Inc. (4)	21,375	520,268
Forest City Enterprises, Inc. (3)	5,261	105,904
GEO Group, Inc./The (4)	3,736	111,109
Goldman Sachs Group, Inc./The	2,324	403,818
Great Western Bancorp, Inc.	4,598	116,651
Hanover Insurance Group, Inc./The	3,630	282,051
JPMorgan Chase & Co.	14,325	873,395
Kimco Realty Corp. (4)	22,728	555,245
Mack-Cali Realty Corp. (4)	5,888	111,165
Moody's Corp.	5,290	519,478
MSCI, Inc.	5,240	311,570
Nasdaq, Inc.	5,950	317,314
NorthStar Asset Management Group, Inc./New York	43,585	625,881
Outfront Media, Inc. (4)	5,023	104,478
Popular, Inc.	8,595	259,827
Regions Financial Corp.	29,410	264,984
Retail Properties of America, Inc. (4)	50,194	707,233
Ryman Hospitality Properties, Inc. (4)	14,373	707,583
Senior Housing Properties Trust (4)	7,116	115,279
Sunstone Hotel Investors, Inc. (4)	5,848	77,369
Travelers Cos., Inc./The	8,440	840,033
Vornado Realty Trust (4)	7,733	699,218
Voya Financial, Inc.	9,730	377,232

	(Cost $ 14,277,528)	13,704,258

Healthcare - 10.4%
AbbVie, Inc.	7,564	411,557
Aetna, Inc.	2,305	252,190
Amedisys, Inc. (3)	18,103	687,371
AmerisourceBergen Corp.	2,990	284,020
Anthem, Inc.	1,555	217,700
Cambrex Corp. (3)	2,455	97,414
Cigna Corp.	6,224	840,364
Gilead Sciences, Inc.	7,280	714,823
Health Net, Inc./CA (3)	11,985	721,737
Hologic, Inc. (3)	18,081	707,510
Inogen, Inc. (3)	14,025	680,914
Johnson & Johnson	9,990	932,567
Merck & Co., Inc.	13,165	650,219
Pfizer, Inc.	16,460	517,009
Sucampo Pharmaceuticals, Inc. (3)	27,104	538,556
Supernus Pharmaceuticals, Inc. (3)	6,705	94,071
Thoratec Corp. (3)	3,257	206,038
United Therapeutics Corp. (3)	1,175	154,207
UnitedHealth Group, Inc.	7,460	865,434
Universal Health Services, Inc.	3,510	438,083
VCA, Inc. (3)	12,430	654,440
Zoetis, Inc.	6,400	263,552

	(Cost $ 10,552,080)	10,929,776

Industrials - 7.3%
3M Co.	3,215	455,791
Alaska Air Group, Inc.	4,810	382,155
BWX Technologies, Inc.	30,419	801,844
Comfort Systems USA, Inc.	13,716	373,898
EMCOR Group, Inc.	6,260	277,005
Expeditors International of Washington, Inc.	8,820	414,981
FedEx Corp.	3,885	559,362
General Dynamics Corp.	5,605	773,210

ManpowerGroup, Inc.	8,667	709,741
Owens Corning	9,735	407,994
Robert Half International, Inc.	12,244	626,403
Roper Technologies, Inc.	3,460	542,182
Southwest Airlines Co.	14,530	552,721
Stanley Black & Decker, Inc.	7,895	765,657

	(Cost $7,628,598)	7,642,944

Information Technology - 10.7%
Apple, Inc.	13,532	1,492,579
Atmel Corp.	92,803	748,920
Broadridge Financial Solutions, Inc.	9,900	547,965
Brocade Communications Systems, Inc.	70,955	736,513
Cirrus Logic, Inc. (3)	5,950	187,485
Cisco Systems, Inc.	32,005	840,131
eBay, Inc. (3)	9,930	242,689
Electronic Arts, Inc. (3)	7,398	501,215
Harris Corp.	5,145	376,357
Hewlett-Packard Co. (3)	29,310	750,629
Infoblox, Inc. (3)	32,692	522,418
Ingram Micro, Inc.	15,950	434,478
j2 Global, Inc.	6,865	486,385
Manhattan Associates, Inc. (3)	11,885	740,436
MAXIMUS, Inc.	3,050	181,658
Microsoft Corp.	8,615	381,300
NVIDIA Corp.	17,740	437,291
PMC-Sierra, Inc. (3)	38,120	258,072
Polycom, Inc. (3)	23,365	244,865
Stamps.com, Inc. (3)	6,278	464,635
Tessera Technologies, Inc.	5,110	165,615
Total System Services, Inc.	10,420	473,381

	(Cost $ 11,616,132)	11,215,017

Materials - 1.6%
Ashland, Inc.	1,990	200,234
Bemis Co., Inc.	6,455	255,424
Celanese Corp.	7,445	440,521
CF Industries Holdings, Inc.	6,275	281,748
Co.mmercial Metals Co.	15,365	208,196
OM Group, Inc.	3,679	121,002
Sherwin-Williams Co./The	837	186,467

	(Cost $ 2,006,083)	1,693,592

Telecommunication Services - 0.1%
Vonage Holdings Corp. (3)	19,582	115,142

	(Cost $ 121,653)	115,142

Total Common Stocks	(Cost $ 73,683,383)	69,555,556

Registered Investment Companies - 28.7%

Goldman Sachs Emerging Markets Equity Insights Fund	448,290	3,380,109
iShares MSCI EAFE ETF (10)	160,570	9,203,872
iShares MSCI Emerging Markets ETF (10)	257,425	8,438,392
Ivy International Core Equity Fund	422,143	6,809,169
Oppenheimer Developing Markets Fund	79,464	2,293,334

Total Registered Investment Companies	(Cost $35,647,060)	30,124,876

Money Market Registered Investment Companies - 3.3%

Fidelity Institutional Money Market Portfolio, 0.17% (6)	300,074	300,074
Meeder Money Market Fund - Institutional Class, 0.12% (7)	3,144,813	3,144,813

Total Money Market Registered Investment Companies	(Cost $3,444,887)	3,444,887

Bank Obligations - 0.7%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (8)	249,817	249,817
EverBank Money Market Account, 0.61%, 10/1/2015 (8)	249,771	249,771
Pacific Mercantile Bank Deposit Account, 0.60%, 10/1/2015 (8)	249,737	249,737

Total Bank Obligations	(Cost $749,325)	749,325

Total Investments - 99.1%	(Cost $113,524,655)(2)	103,874,644

Other Assets less Liabilities - 0.9%		944,018

Total Net Assets - 100.0%		104,818,662

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	2,425	23,353
Meeder Balanced Fund	1,321	13,659
Meeder Dynamic Growth Fund	873	7,997
Meeder Muirfield Fund	2,281	14,872
Meeder Quantex Fund	834	26,329
Meeder Utilities & Infrastructure Fund	273	7,049

Total Trustee Deferred Compensation	(Cost $80,929)	93,259

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2015, notional value $2,481,310	26	(38,023)
Russell 2000 Mini Index Futures expiring December 2015, notional value $876,720	8	(39,136)
E-mini Standard & Poors MidCap 400 Futures expiring December 2015, notional value $1,771,770	13	(44,766)

Total Futures Contracts	47	(121,925)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$103,125,319	$(121,925)
Level 2 - Other Significant Observable Inputs	749,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$103,874,644	$(121,925)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $114,386,012 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,794,632
Unrealized depreciation	(13,306,000)
Net unrealized appreciation (depreciation)	$(10,511,368)

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 79.1%

Consumer Discretionary - 14.6%
Aaron's, Inc.	12,589	454,589
Amazon.com, Inc. (3)(6)	189	96,747
Apollo Education Group, Inc. (3)	40,784	451,071
Ascena Retail Group, Inc. (3)	2,525	35,123
AutoNation, Inc. (3)(6)	2,804	163,137
AutoZone, Inc. (3)(6)	225	162,862
Barnes & Noble, Inc.	36,817	445,854
Best Buy Co., Inc. (6)	13,008	482,857
Capella Education Co.	9,646	477,670
Chico's FAS, Inc. (6)	29,822	469,100
Children's Place, Inc./The (6)	2,830	163,206
Cinemark Holdings, Inc. (6)	2,925	95,033
Coach, Inc.	16,606	480,412
Deckers Outdoor Corp. (3)(6)	2,429	141,028
Dick's Sporting Goods, Inc.	2,795	138,660
Dillard's, Inc. (6)	1,712	149,612
Dollar General Corp.	5,562	402,911
Domino's Pizza, Inc. (6)	1,356	146,326
DSW, Inc. (6)	5,408	136,876
Expedia, Inc. (6)	1,372	161,457
Finish Line, Inc./The (6)	19,910	384,263
Foot Locker, Inc. (6)	2,395	172,368
Fossil Group, Inc. (3)(6)	2,497	139,532
Francesca's Holdings Corp. (3)	40,682	497,541
Genesco, Inc. (3)(6)	2,690	153,518
GNC Holdings, Inc. (6)	3,280	132,578
Goodyear Tire & Rubber Co./The	5,797	170,026
Home Depot, Inc./The (6)	1,494	172,542
Houghton Mifflin HarCourt Co. (3)	5,953	120,905
K12, Inc. (3)	9,085	113,017
Kohl's Corp. (6)	2,725	126,195
Lear Corp. (6)	1,070	116,395
Leggett & Platt, Inc. (6)	2,623	108,199
Liberty Interactive Corp. QVC Group (3)	3,519	92,303
Lowe's Cos., Inc. (6)	7,159	493,398
Macy's, Inc.	1,296	66,511
McDonald's Corp. (6)	1,766	174,004
Movado Group, Inc.	18,415	475,659
Murphy USA, Inc. (3)(6)	3,148	172,983
Nautilus, Inc. (3)	9,833	147,495
Netflix, Inc. (3)	1,478	152,618
News Corp.	11,419	144,108
NIKE, Inc. (6)	886	108,951
Nutrisystem, Inc.	17,650	468,078
Office Depot, Inc. (3)	15,933	102,290
Oxford Industries, Inc.	6,131	452,958
Penske Automotive Group, Inc.	3,379	163,679
Pep Boys-Manny Moe & Jack/The (3)	41,619	507,336
Ralph Lauren Corp. (6)	1,338	158,098
Rent-A-Center, Inc./TX (6)	18,834	456,725
Sally Beauty Holdings, Inc. (3)(6)	4,860	115,425
Scholastic Corp.	11,330	441,417
Select Comfort Corp. (3)	9,899	216,590
Skechers U.S.A., Inc. (3)(6)	3,470	465,258
Staples, Inc.	36,135	423,864
Starz (3)	3,809	142,228
Strayer Education, Inc. (3)	8,830	485,385
Tenneco, Inc. (3)	3,476	155,621
Time Warner, Inc. (6)	1,174	80,713
TJX Cos., Inc./The (6)	6,841	488,584
Tuesday Morning Corp. (3)	61,061	330,340
Ulta Salon Cosmetics & Fragrance, Inc. (3)(6)	591	96,540
Viacom, Inc. (6)	3,008	129,795
Walt Disney Co./The (6)	584	59,685

Williams-Sonoma, Inc. (6)	2,089	159,495

	(Cost $ 16,842,917)	15,789,744

Consumer Staples - 4.4%
Andersons, Inc./The	4,804	163,624
Archer-Daniels-Midland Co.	3,596	149,054
Avon Products, Inc.	26,651	86,616
Bunge, Ltd. (6)	1,320	96,756
Central Garden & Pet Co. (3)	31,455	506,740
Colgate-Palmolive Co. (6)	2,533	160,744
Costco Wholesale Corp. (6)	1,170	169,147
CVS Health Corp. (6)	1,059	102,172
Dr Pepper Snapple Group, Inc. (6)	2,178	172,171
Estee Lauder Cos., Inc./The (6)	1,305	105,287
Kimberly-Clark Corp. (6)	1,060	115,582
Kraft Heinz Co./The (6)	2,221	156,758
Kroger Co./The (6)	2,769	99,878
Mondelez International, Inc.	3,426	143,447
Nu Skin Enterprises, Inc.	5,890	243,139
PepsiCo, Inc. (6)	1,764	166,345
Procter & Gamble Co./The (6)	2,113	152,009
Reynolds American, Inc.	3,612	159,903
Rite Aid Corp. (3)	65,005	394,580
Spectrum Brands Holdings, Inc. (6)	1,161	106,243
SUPERVALU, Inc. (3)	61,796	443,695
USANA Health Sciences, Inc. (3)	3,446	461,867
Walgreens Boots Alliance, Inc. (6)	1,784	148,250
Wal-Mart Stores, Inc. (6)	2,371	153,736
Whole Foods Market, Inc. (6)	3,065	97,007

	(Cost $ 5,189,976)	4,754,750

Energy - 3.5%
Baker Hughes, Inc. (6)	9,130	475,125
California Resources Corp.	12,468	32,417
Cameron International Corp. (3)(6)	3,422	209,837
Delek US Holdings, Inc. (3)(6)	4,594	127,254
EOG Resources, Inc. (6)	2,258	164,382
Exterran Holdings, Inc. (6)	6,867	123,606
Forum Energy Technologies, Inc. (3)(6)	11,427	139,524
Hess Corp.	2,901	145,224
Marathon Oil Corp.	7,926	122,060
Marathon Petroleum Corp.	10,592	490,727
Matrix Service Co. (3)	8,497	190,928
Murphy Oil Corp. (6)	4,425	107,085
Nabors Industries, Ltd.	49,714	469,797
Newpark Resources, Inc. (3)	23,118	118,364
Patterson-UTI Energy, Inc.	32,654	429,074
Superior Energy Services, Inc.	9,344	118,015
Tesoro Corp. (6)	1,715	166,767
Western Refining, Inc.	3,747	165,318

	(Cost $ 4,338,165)	3,795,504

Financials - 14.0%
Aflac, Inc. (6)	2,740	159,276
Allstate Corp./The (6)	2,484	144,668
Ambac Financial Group, Inc. (3)	32,408	468,944
American Campus Communities, Inc. (4)	3,782	137,060
American Financial Group, Inc./OH (6)	1,780	122,660
American International Group, Inc. (6)	2,666	151,482
Ameriprise Financial, Inc. (6)	1,368	149,290
Assured Guaranty, Ltd.	19,442	486,050
Bank of America Corp. (6)	9,480	147,698
Bank of New York Mellon Corp./The (6)	2,314	90,593
BB&T Corp. (6)	4,160	148,096
Capitol Federal Financial, Inc. (6)	14,224	172,395
CBRE Group, Inc. (3)(6)	4,502	144,064
Chubb Corp./The (6)	1,379	169,134
CME Group, Inc./IL (6)	1,756	162,851
Comerica, Inc.	12,069	496,036
Crown Castle International Corp. (4)(6)	2,225	175,486
East West Bancorp, Inc. (6)	12,770	490,623
Enova International, Inc. (3)(6)	9,349	95,547

Evercore Partners, Inc. (6)	2,952	148,308
Ezcorp, Inc. (3)(6)	9,629	59,411
First Midwest Bancorp, Inc./IL	28,466	499,294
Franklin Resources, Inc. (6)	3,657	136,260
Genworth Financial, Inc. (3)	23,437	108,279
Goldman Sachs Group, Inc./The (6)	818	142,136
Great Western Bancorp, Inc.	19,669	499,003
Green Dot Corp. (3)	5,370	94,512
Heritage Insurance Holdings, Inc. (3)	24,743	488,179
Home BancShares, Inc./AR	4,354	176,337
Hudson City Bancorp, Inc.	52,493	533,854
Investment Technology Group, Inc.	36,109	481,694
JPMorgan Chase & Co. (6)	2,462	150,108
KeyCorp	37,786	491,596
Lazard, Ltd.	9,471	410,094
LendingTree, Inc. (3)(6)	4,215	392,121
Marcus & Millichap, Inc. (3)	7,183	330,346
MarketAxess Holdings, Inc.	1,758	163,283
McGraw Hill Financial, Inc.	5,294	457,931
MetLife, Inc.	1,877	88,501
Moody's Corp. (6)	1,518	149,068
NorthStar Asset Management Group, Inc./New York	28,819	413,841
Old Republic International Corp.	30,762	481,118
PHH Corp. (3)	31,516	445,006
PNC Financial Services Group, Inc./The (6)	1,726	153,959
Popular, Inc. (6)	16,605	501,969
PrivateBancorp, Inc.	4,077	156,271
Prosperity Bancshares, Inc.	3,109	152,683
Prudential Financial, Inc. (6)	1,420	108,218
Regions Financial Corp. (6)	54,607	492,009
ServisFirst Bancshares, Inc.	11,927	495,328
Signature Bank/New York NY (3)(6)	1,144	157,369
StanCorp Financial Group, Inc. (6)	1,496	170,843
State Street Corp. (6)	2,251	151,290
SunTrust Banks, Inc. (6)	12,918	493,984
Symetra Financial Corp.	5,481	173,419
Travelers Cos., Inc./The (6)	1,612	160,442
Validus Holdings, Ltd.	3,729	168,066
Wells Fargo & Co. (6)	2,937	150,815

	(Cost $ 16,003,075)	15,138,898

Healthcare - 15.4%
Abbott Laboratories (6)	3,324	133,691
ABIOMED, Inc. (3)	3,821	354,436
Aceto Corp.	16,155	443,455
Agilent Technologies, Inc. (6)	13,659	468,913
Alder Biopharmaceuticals, Inc. (3)	4,607	150,925
Allscripts Healthcare Solutions, Inc. (3)	11,950	148,180
AMAG Pharmaceuticals, Inc. (3)(6)	2,175	86,413
Amedisys, Inc. (3)	4,833	183,509
AmerisourceBergen Corp. (6)	1,561	148,279
Baxter International, Inc.	13,467	442,391
Biogen, Inc. (3)(6)	1,551	452,597
BioMarin Pharmaceutical, Inc. (3)(6)	691	72,776
BioTelemetry, Inc. (3)	30,103	368,461
Boston Scientific Corp. (3)(6)	9,775	160,408
Bristol-Myers Squibb Co. (6)	2,572	152,262
Cambrex Corp. (3)	10,398	412,593
Cardinal Health, Inc. (6)	2,037	156,482
Celgene Corp. (3)(6)	3,981	430,625
Cigna Corp.	903	121,923
Community Health Systems, Inc. (3)(6)	1,970	84,257
CONMED Corp.	9,454	451,334
Cyberonics, Inc. (3)	6,906	419,747
DexCom, Inc. (3)(6)	1,735	148,967
Dyax Corp. (3)(6)	6,220	118,740
Edwards Lifesciences Corp. (3)(6)	3,420	486,221
Eli Lilly & Co.	2,003	167,631
Gilead Sciences, Inc. (6)	3,318	325,794
HCA Holdings, Inc. (3)(6)	1,656	128,108
Health Net, Inc./CA (3)	7,492	451,168
HealthEquity, Inc. (3)	10,345	305,695
Hologic, Inc. (3)(6)	3,345	130,890
Humana, Inc. (6)	2,598	465,042

ICU Medical, Inc. (3)	3,391	371,315
Inogen, Inc. (3)	7,257	352,327
Intersect ENT, Inc. (3)	18,471	432,221
Intuitive Surgical, Inc. (3)(6)	944	433,844
IPC Healthcare, Inc. (3)	1,217	94,549
Johnson & Johnson (6)	1,711	159,722
LHC Group, Inc. (3)	10,207	456,967
LifePoint Health, Inc. (3)(6)	1,842	130,598
Merck & Co., Inc. (6)	9,365	462,537
Merge Healthcare, Inc. (3)	46,617	330,981
Meridian Bioscience, Inc.	27,628	472,439
Merit Medical Systems, Inc. (3)	19,821	473,920
NuVasive, Inc. (3)(6)	8,889	428,628
Pfizer, Inc. (6)	14,861	466,784
PharMerica Corp. (3)	14,861	423,093
Phibro Animal Health Corp.	13,449	425,392
Quality Systems, Inc.	36,844	459,813
Stryker Corp. (6)	1,123	105,674
Sucampo Pharmaceuticals, Inc. (3)	17,498	347,685
Supernus Pharmaceuticals, Inc. (3)	23,280	326,618
UnitedHealth Group, Inc. (6)	1,439	166,938
Universal American Corp./NY (3)	11,530	78,865
Universal Health Services, Inc. (6)	890	111,081
VCA, Inc. (3)(6)	2,320	122,148
WellCare Health Plans, Inc. (3)(6)	1,822	157,020
Zoetis, Inc.	10,820	445,568

	(Cost $ 18,316,866)	16,808,640

Industrials - 7.1%
Allison Transmission Holdings, Inc. (6)	3,945	105,292
AMERCO (3)(6)	334	131,419
Applied Industrial Technologies, Inc.	12,220	466,193
Babcock & Wilcox Enterprises, Inc. (3)(6)	7,578	127,310
Beacon Roofing Supply, Inc. (3)(6)	4,828	156,862
BWX Technologies, Inc.	19,077	502,870
CEB, Inc. (6)	1,359	92,874
Comfort Systems USA, Inc.	8,674	236,453
Dycom Industries, Inc. (3)(6)	1,775	128,439
EMCOR Group, Inc. (6)	2,400	106,200
Emerson Electric Co. (6)	3,348	147,881
EnerSys (6)	2,736	146,595
Essendant, Inc. (6)	4,858	157,545
Expeditors International of Washington, Inc. (6)	2,535	119,272
Fluor Corp. (6)	3,531	149,538
HD Supply Holdings, Inc. (3)(6)	4,360	124,783
Herman Miller, Inc.	6,073	175,145
Huntington Ingalls Industries, Inc. (6)	1,005	107,686
Interface, Inc.	4,700	105,468
ITT Corp.	10,033	335,403
Joy Global, Inc.	6,310	94,208
KAR Auction Services, Inc. (6)	3,262	115,801
Kforce, Inc.	18,690	491,173
Lincoln Electric Holdings, Inc. (6)	2,940	154,144
ManpowerGroup, Inc. (6)	5,733	469,475
Matson, Inc.	4,221	162,466
Northrop Grumman Corp.	1,030	170,929
Owens Corning (6)	2,800	117,348
Quad/Graphics, Inc.	10,605	128,321
Raytheon Co. (6)	1,633	178,422
Robert Half International, Inc. (6)	9,591	490,676
SPX Corp. (3)	2,665	31,767
SPX FLOW, Inc. (3)	2,665	91,756
Stanley Black & Decker, Inc. (6)	1,195	115,891
Terex Corp.	25,074	449,828
Timken Co./The	5,323	146,329
TrueBlue, Inc. (3)	6,536	146,864

UTi Worldwide, Inc.	40,443	185,633
Veritiv Corp. (3)	3,310	123,264
WABCO Holdings, Inc. (3)	1,439	150,850

	(Cost $ 8,239,906)	7,638,373

Information Technology - 17.3%
ADTRAN, Inc.	32,963	481,260
Arrow Electronics, Inc. (3)(6)	2,045	113,048
Atmel Corp.	67,151	541,908
Avnet, Inc. (6)	11,585	494,448
Blackbaud, Inc. (6)	1,691	94,899
Booz Allen Hamilton Holding Corp. (6)	16,785	439,935
Broadridge Financial Solutions, Inc. (6)	3,195	176,843
Brocade Communications Systems, Inc. (6)	46,851	486,313
CACI International, Inc. (3)(6)	2,112	156,225
Cirrus Logic, Inc. (3)(6)	4,960	156,290
Cisco Systems, Inc. (6)	4,366	114,608
Citrix Systems, Inc. (3)	759	52,584
Constant Contact, Inc. (3)	19,175	464,802
Corning, Inc. (6)	9,133	156,357
Cypress Semiconductor Corp. (3)	14,283	121,691
Dot Hill Systems Corp. (3)	14,749	143,508
DST Systems, Inc. (6)	1,571	165,175
eBay, Inc. (3)(6)	5,275	128,921
Electronic Arts, Inc. (3)(6)	6,296	426,554
ePlus, Inc. (3)	2,716	214,754
F5 Networks, Inc. (3)(6)	1,331	154,130
Fairchild Semiconductor International, Inc. (3)(6)	11,373	159,677
Freescale Semiconductor, Ltd. (3)	13,011	475,942
Global Payments, Inc. (6)	1,376	157,868
Harmonic, Inc. (3)	25,788	149,570
Hewlett-Packard Co.	5,508	141,060
IAC/InterActiveCorp (6)	7,048	460,023
Infoblox, Inc. (3)	4,530	72,389
Ingram Micro, Inc. (6)	17,935	488,549
Integrated Device Technology, Inc. (3)	17,930	363,979
International Business Machines Corp. (6)	1,062	153,958
Intersil Corp.	14,911	174,459
Intuit, Inc.	743	65,941
j2 Global, Inc. (6)	1,951	138,228
Juniper Networks, Inc.	6,161	158,399
Keysight Technologies, Inc. (3)	14,870	458,591
Leidos Holdings, Inc.	11,210	463,085
Lexmark International, Inc.	10,026	290,553
Luxoft Holding, Inc. (3)	4,489	284,109
Manhattan Associates, Inc. (3)(6)	7,864	489,927
Marvell Technology Group, Ltd.	56,438	510,764
Maxim Integrated Products, Inc.	14,564	486,438
Methode Electronics, Inc.	14,839	473,364
Micron Technology, Inc. (3)	9,252	138,595
Microsemi Corp. (3)(6)	4,360	143,095
Microsoft Corp. (6)	2,180	96,487
MicroStrategy, Inc. (3)	1,268	249,124
Monolithic Power Systems, Inc.	3,511	179,763
National Instruments Corp.	6,213	172,659
NetApp, Inc.	5,456	161,498
NetScout Systems, Inc. (3)	11,367	402,051
NIC, Inc. (3)(6)	8,408	148,906
ON Semiconductor Corp. (3)	16,459	154,715
PMC-Sierra, Inc. (3)	77,985	527,958
Polycom, Inc. (3)	11,060	115,909
Qlik Technologies, Inc. (3)	4,996	182,104
QLogic Corp. (3)	47,721	489,140
Red Hat, Inc. (3)(6)	2,149	154,470
Rofin-Sinar Technologies, Inc. (3)	6,707	173,913
salesforce.com, Inc. (3)(6)	1,355	94,078
SanDisk Corp. (3)(6)	2,744	149,082
Sanmina Corp. (3)	23,789	508,371
Sonus Networks, Inc. (3)	5,401	30,894
Stamps.com, Inc. (3)	1,632	120,784
Sykes Enterprises, Inc. (3)(6)	4,687	119,519
Symantec Corp. (6)	24,204	471,252
Tech Data Corp. (3)(6)	3,085	211,323
Western Digital Corp. (6)	6,435	511,196

Xerox Corp.	47,168	458,945
Xilinx, Inc.	10,892	461,821
Yahoo!, Inc. (3)	4,368	126,279
Zynga, Inc. (3)	64,766	147,666

	(Cost $ 19,283,869)	18,802,723

Materials - 1.7%
Ashland, Inc. (6)	1,195	120,241
Cabot Corp. (6)	4,876	153,887
Celanese Corp. (6)	2,716	160,706
Chemtura Corp. (3)(6)	6,552	187,518
Eagle Materials, Inc.	2,133	145,940
OM Group, Inc.	4,991	164,154
PPG Industries, Inc.	1,643	144,075
Reliance Steel & Aluminum Co. (6)	2,825	152,578
Sherwin-Williams Co./The	1,270	282,931
Steel Dynamics, Inc.	7,645	131,341
Westlake Chemical Corp. (6)	2,799	145,240

	(Cost $ 2,033,486)	1,788,611

Telecommunication Services - 0.9%
Inteliquent, Inc.	22,497	502,358
Vonage Holdings Corp. (3)	77,985	458,552

	(Cost $ 970,591)	960,910
Utilities - 0.2%
American Water Works Co., Inc. (6)	3,331	183,471

	(Cost $ 172,252)	183,471

Total Common Stocks - Long	(Cost $ 91,391,103)	85,661,624

Registered Investment Companies - 2.0%

iShares MSCI EAFE ETF (6)(9)	37,220	2,133,450

Total Registered Investment Companies	(Cost $2,499,409)	2,133,450

Money Market Registered Investment Companies - 7.2%

Meeder Money Market Fund - Institutional Class, 0.12% (7)	7,829,624	7,829,624

Total Money Market Registered Investment Companies	(Cost $7,829,624)	7,829,624

Total Investments - Long - 88.3%	(Cost $ 101,720,136)(2)	95,624,698

Total Securities Sold Short - (24.2%)	(Proceeds Received $(29,650,569))	(26,178,144)

Other Assets less Liabilities - 35.9%		38,876,220

Total Net Assets - 100.0%		108,322,774

Common Stocks - Short - (24.2%)

Consumer Discretionary - (3.1%)
2U, Inc. (3)(5)	(757)	(27,176)
American Axle & Manufacturing Holdings, Inc. (3)(5)	(1,644)	(32,781)
Boot Barn Holdings, Inc. (3)(5)	(1,696)	(31,257)
Cabela's, Inc. (3)(5)	(6,946)	(316,738)
Chipotle Mexican Grill, Inc. (3)(5)	(89)	(64,102)
Chuy's Holdings, Inc. (3)(5)	(2,893)	(82,161)
ClubCorp Holdings, Inc. (5)	(1,643)	(35,259)
Dixie Group, Inc./The (3)(5)	(7,830)	(65,459)
Dorman Products, Inc. (3)(5)	(1,835)	(93,383)
DreamWorks Animation SKG, Inc. (3)(5)	(18,269)	(318,794)
Dunkin' Brands Group, Inc. (5)	(1,345)	(65,905)
Federal-Mogul Holdings Corp. (3)(5)	(9,506)	(64,926)
Ford Motor Co. (5)	(6,667)	(90,471)
Hovnanian Enterprises, Inc. (3)(5)	(57,440)	(101,669)
HSN, Inc. (5)	(1,155)	(66,112)
Kate Spade & Co. (3)(5)	(1,716)	(32,793)
Las Vegas Sands Corp. (5)	(609)	(23,124)

Lions Gate Entertainment Corp. (5)	(1,940)	(71,392)
Live Nation Entertainment, Inc. (3)(5)	(1,289)	(30,988)
Mattress Firm Holding Corp. (3)(5)	(1,124)	(46,938)
Media General, Inc. (3)(5)	(28,838)	(403,444)
Meritage Homes Corp. (3)(5)	(1,417)	(51,749)
Norwegian Cruise Line Holdings, Ltd. (3)(5)	(578)	(33,119)
Pacific Sunwear of California, Inc. (3)(5)	(38,369)	(12,278)
Polaris Industries, Inc. (5)	(590)	(70,723)
Regal Entertainment Group (5)	(5,014)	(93,712)
Royal Caribbean Cruises, Ltd. (5)	(1,060)	(94,435)
Scripps Networks Interactive, Inc. (5)	(545)	(26,809)
Sinclair Broadcast Group, Inc. (5)	(12,398)	(313,917)
TRI Pointe Group, Inc. (3)(5)	(22,075)	(288,962)
Tupperware Brands Corp. (5)	(1,038)	(51,371)
UCP, Inc. (3)(5)	(11,100)	(74,481)
Under Armour, Inc. (3)(5)	(687)	(66,488)
Urban Outfitters, Inc. (3)(5)	(2,306)	(67,750)
Vince Holding Corp. (3)(5)	(6,299)	(21,606)
Winnebago Industries, Inc. (5)	(3,178)	(60,859)

(Proceeds Received $ (3,654,411))		(3,393,131)

Consumer Staples - (0.9%)
B&G Foods, Inc. (5)	(1,152)	(41,990)
Constellation Brands, Inc. (5)	(287)	(35,935)
HRG Group, Inc. (3)(5)	(26,550)	(311,432)
Limoneira Co. (5)	(4,250)	(71,103)
Philip Morris International, Inc. (5)	(331)	(26,258)
Pinnacle Foods, Inc. (5)	(619)	(25,924)
Post Holdings, Inc. (3)(5)	(4,983)	(294,495)
Vector Group, Ltd. (5)	(7,833)	(177,104)
WhiteWave Foods Co./The (3)(5)	(569)	(22,845)

(Proceeds Received $ (1,079,936))		(1,007,086)

Energy - (2.8%)
Bonanza Creek Energy, Inc. (3)(5)	(6,548)	(26,650)
Cheniere Energy, Inc. (3)(5)	(1,104)	(53,323)
Cloud Peak Energy, Inc. (3)(5)	(10,464)	(27,520)
Concho Resources, Inc. (3)(5)	(685)	(67,336)
CONSOL Energy, Inc. (5)	(7,504)	(73,539)
Continental Resources, Inc./OK (3)(5)	(969)	(28,072)
CVR Energy, Inc. (5)	(897)	(36,822)
Denbury Resources, Inc. (3)(5)	(25,806)	(62,967)
Eclipse Resources Corp. (3)(5)	(19,959)	(38,920)
FMC Technologies, Inc. (3)(5)	(1,016)	(31,496)
GasLog, Ltd. (5)	(26,363)	(253,612)
Golar LNG, Ltd. (5)	(9,802)	(273,280)
Helix Energy Solutions Group, Inc. (3)(5)	(3,768)	(18,049)
Hornbeck Offshore Services, Inc. (3)(5)	(1,993)	(26,965)
Key Energy Services, Inc. (3)(5)	(27,362)	(12,860)
Kinder Morgan, Inc./DE (5)	(958)	(26,517)
Matador Resources Co. (3)(5)	(4,221)	(87,544)
Memorial Resource Development Corp. (3)(5)	(17,742)	(311,904)
Oasis Petroleum, Inc. (3)(5)	(9,067)	(78,702)
Oil States International, Inc. (3)(5)	(1,124)	(29,370)
ONEOK, Inc. (5)	(1,780)	(57,316)
Parker Drilling Co. (3)(5)	(12,549)	(33,004)
Phillips 66 (5)	(422)	(32,426)
Pioneer Natural Resources Co. (5)	(410)	(49,872)
QEP Resources, Inc. (5)	(2,460)	(30,824)
Rice Energy, Inc. (3)(5)	(4,470)	(72,235)
RSP Permian, Inc. (3)(5)	(14,656)	(296,784)
Seventy Seven Energy, Inc. (3)(5)	(11,795)	(16,277)
Ship Finance International, Ltd. (5)	(20,483)	(332,848)
Stone Energy Corp. (3)(5)	(10,301)	(51,093)
Valero Energy Corp. (5)	(431)	(25,903)
Westmoreland Coal Co. (3)(5)	(22,309)	(314,334)
Whiting Petroleum Corp. (3)(5)	(2,375)	(36,266)
Williams Cos., Inc./The (5)	(1,550)	(57,118)
WPX Energy, Inc. (3)(5)	(4,007)	(26,526)

(Proceeds Received $ (3,758,553))		(2,998,274)

Financials - (5.8%)
AmTrust Financial Services, Inc. (5)	(498)	(31,364)
Artisan Partners Asset Management, Inc. (5)	(1,345)	(47,384)
AvalonBay Communities, Inc. (4)(5)	(197)	(34,440)
BankUnited, Inc. (5)	(764)	(27,313)
BioMed Realty Trust, Inc. (4)(5)	(1,632)	(32,607)
BofI Holding, Inc. (3)(5)	(215)	(27,698)
CBOE Holdings, Inc. (5)	(445)	(29,851)
CIT Group, Inc. (5)	(1,673)	(66,970)
Citizens Financial Group, Inc. (5)	(1,056)	(25,196)
Cousins Properties, Inc. (4)(5)	(8,660)	(79,845)
CubeSmart (4)(5)	(1,330)	(36,189)
Cullen/Frost Bankers, Inc. (5)	(1,145)	(72,799)
DCT Industrial Trust, Inc. (4)(5)	(989)	(33,290)
Digital Realty Trust, Inc. (4)(5)	(5,222)	(341,101)
Douglas Emmett, Inc. (4)(5)	(1,148)	(32,971)
DuPont Fabros Technology, Inc. (4)(5)	(1,102)	(28,520)
Eaton Vance Corp. (5)	(1,935)	(64,668)
Education Realty Trust, Inc. (4)(5)	(1,019)	(33,576)
Empire State Realty Trust, Inc. (4)(5)	(19,753)	(336,394)
Encore Capital Group, Inc. (3)(5)	(8,609)	(318,533)
Essex Property Trust, Inc. (4)(5)	(124)	(27,704)
First Cash Financial Services, Inc. (3)(5)	(1,323)	(52,999)
Gaming and Leisure Properties, Inc. (4)(5)	(2,374)	(70,508)
General Growth Properties, Inc. (4)(5)	(1,269)	(32,956)
Government Properties Income Trust (4)(5)	(21,097)	(337,552)
Greenhill & Co., Inc. (5)	(1,568)	(44,641)
HCC Insurance Holdings, Inc. (5)	(365)	(28,277)
HCP, Inc. (4)(5)	(1,822)	(67,870)
Howard Hughes Corp./The (3)(5)	(430)	(49,338)
Interactive Brokers Group, Inc. (5)	(660)	(26,050)
Iron Mountain, Inc. (4)(5)	(2,137)	(66,290)
Kennedy-Wilson Holdings, Inc. (5)	(2,570)	(56,977)
Kite Realty Group Trust (4)(5)	(1,301)	(30,977)
LendingClub Corp. (3)(5)	(24,670)	(326,384)
LTC Properties, Inc. (4)(5)	(2,077)	(88,626)
Medical Properties Trust, Inc. (4)(5)	(2,433)	(26,909)
Mercury General Corp. (5)	(1,177)	(59,450)
MSCI, Inc. (5)	(426)	(25,330)
Nationstar Mortgage Holdings, Inc. (3)(5)	(21,486)	(298,011)
Navient Corp. (5)	(2,058)	(23,132)
New York Community Bancorp, Inc. (5)	(4,525)	(81,722)
New York Mortgage Trust, Inc. (4)(5)	(50,595)	(277,767)
New York REIT, Inc. (4)(5)	(6,570)	(66,094)
NorthStar Realty Finance Corp. (4)(5)	(2,144)	(26,478)
Paramount Group, Inc. (4)(5)	(4,240)	(71,232)
Parkway Properties, Inc./Md (4)(5)	(4,450)	(69,242)
Partnerre, Ltd. (5)	(205)	(28,470)
Plum Creek Timber Co., Inc. (4)(5)	(1,885)	(74,476)
PRA Group, Inc. (3)(5)	(6,224)	(329,374)
Realty Income Corp. (4)(5)	(7,117)	(337,274)
Simon Property Group, Inc. (4)(5)	(181)	(33,253)
St. Joe Co./The (3)(5)	(2,624)	(50,197)
Starwood Waypoint Residential Trust (4)(5)	(11,465)	(273,211)
Strategic Hotels & Resorts, Inc. (3)(4)(5)	(2,429)	(33,496)
Sun Communities, Inc. (4)(5)	(5,036)	(341,239)
Synchrony Financial (3)(5)	(963)	(30,142)
T Rowe Price Group, Inc. (5)	(950)	(66,025)
Third Point Reinsurance, Ltd. (3)(5)	(24,315)	(327,037)
Virtus Investment Partners, Inc. (5)	(645)	(64,823)
Washington Federal, Inc. (5)	(1,212)	(27,573)
Welltower, Inc. (4)(5)	(492)	(33,318)
WP Carey, Inc. (4)(5)	(940)	(54,341)

(Proceeds Received $ (6,518,130))		(6,137,474)

Healthcare - (4.6%)
ACADIA Pharmaceuticals, Inc. (3)(5)	(685)	(22,653)
Aerie Pharmaceuticals, Inc. (3)(5)	(9,574)	(169,843)
Aetna, Inc. (5)	(303)	(33,151)
Agenus, Inc. (3)(5)	(19,319)	(88,867)
Akebia Therapeutics, Inc. (3)(5)	(8,759)	(84,612)
Alexion Pharmaceuticals, Inc. (3)(5)	(459)	(71,783)
Allergan plc (3)(5)	(108)	(29,355)
Alnylam Pharmaceuticals, Inc. (3)(5)	(258)	(20,733)
Anthem, Inc. (5)	(221)	(30,940)

athenahealth, Inc. (3)(5)	(591)	(78,810)
BioDelivery Sciences International, Inc. (3)(5)	(32,039)	(178,137)
Brookdale Senior Living, Inc. (3)(5)	(1,025)	(23,534)
Cardiovascular Systems, Inc. (3)(5)	(2,255)	(35,719)
Centene Corp. (3)(5)	(394)	(21,367)
Chemed Corp. (5)	(185)	(24,692)
Coherus Biosciences, Inc. (3)(5)	(12,206)	(244,608)
Enanta Pharmaceuticals, Inc. (3)(5)	(4,317)	(156,016)
Express Scripts Holding Co. (3)(5)	(362)	(29,308)
FibroGen, Inc. (3)(5)	(1,386)	(30,381)
Hill-Rom Holdings, Inc. (5)	(533)	(27,711)
Incyte Corp. (3)(5)	(308)	(33,982)
Integra LifeSciences Holdings Corp. (3)(5)	(451)	(26,857)
Intercept Pharmaceuticals, Inc. (3)(5)	(1,741)	(288,762)
Intrexon Corp. (3)(5)	(876)	(27,857)
Karyopharm Therapeutics, Inc. (3)(5)	(22,622)	(238,210)
KYTHERA Biopharmaceuticals, Inc. (3)(5)	(4,511)	(338,235)
Ligand Pharmaceuticals, Inc. (3)(5)	(681)	(58,328)
Magellan Health, Inc. (3)(5)	(479)	(26,551)
Masimo Corp. (3)(5)	(680)	(26,221)
Merrimack Pharmaceuticals, Inc. (3)(5)	(31,975)	(272,107)
Mettler-Toledo International, Inc. (3)(5)	(86)	(24,488)
Mirati Therapeutics, Inc. (3)(5)	(7,458)	(256,704)
NewLink Genetics Corp. (3)(5)	(1,873)	(67,128)
Perrigo Co. PLC (5)	(179)	(28,151)
PTC Therapeutics, Inc. (3)(5)	(1,526)	(40,744)
Quintiles Transnational Holdings, Inc. (3)(5)	(374)	(26,019)
Regeneron Pharmaceuticals, Inc. (3)(5)	(163)	(75,818)
Regulus Therapeutics, Inc. (3)(5)	(10,283)	(67,251)
Retrophin, Inc. (3)(5)	(10,856)	(219,943)
Revance Therapeutics, Inc. (3)(5)	(945)	(28,123)
Sarepta Therapeutics, Inc. (3)(5)	(8,464)	(271,779)
Seattle Genetics, Inc. (3)(5)	(1,750)	(67,480)
St Jude Medical, Inc. (5)	(451)	(28,454)
TESARO, Inc. (3)(5)	(5,814)	(233,141)
Tetraphase Pharmaceuticals, Inc. (3)(5)	(20,508)	(152,990)
TG Therapeutics, Inc. (3)(5)	(24,888)	(250,871)
Ultragenyx Pharmaceutical, Inc. (3)(5)	(257)	(24,752)
United Therapeutics Corp. (3)(5)	(171)	(22,442)
Vertex Pharmaceuticals, Inc. (3)(5)	(266)	(27,701)
XenoPort, Inc. (3)(5)	(4,517)	(15,674)
ZS Pharma, Inc. (3)(5)	(4,603)	(302,233)

(Proceeds Received $ (5,916,495))		(4,971,216)

Industrials - (2.0%)
Advanced Drainage Systems, Inc. (5)	(2,542)	(73,540)
American Airlines Group, Inc. (5)	(842)	(32,695)
AO Smith Corp. (5)	(397)	(25,880)
Chart Industries, Inc. (3)(5)	(1,107)	(21,265)
Civeo Corp. (3)(5)	(16,525)	(24,457)
Deere & Co. (5)	(361)	(26,714)
DigitalGlobe, Inc. (3)(5)	(1,354)	(25,753)
Donaldson Co., Inc. (5)	(1,655)	(46,472)
Fastenal Co. (5)	(2,250)	(82,373)
Generac Holdings, Inc. (3)(5)	(11,376)	(342,304)
General Cable Corp. (5)	(2,029)	(24,145)
Huron Consulting Group, Inc. (3)(5)	(1,265)	(79,100)
Kansas City Southern (5)	(706)	(64,161)
Kirby Corp. (3)(5)	(815)	(50,489)
Landstar System, Inc. (5)	(405)	(25,705)
MasTec, Inc. (3)(5)	(5,155)	(81,604)
MRC Global, Inc. (3)(5)	(5,444)	(60,701)
MSC Industrial Direct Co., Inc. (5)	(860)	(52,486)
Navistar International Corp. (3)(5)	(5,495)	(69,896)
Norfolk Southern Corp. (5)	(1,045)	(79,838)
Powell Industries, Inc. (5)	(2,905)	(87,441)
Precision Castparts Corp. (5)	(290)	(66,616)
Proto Labs, Inc. (3)(5)	(4,789)	(320,863)
RBC Bearings, Inc. (3)(5)	(505)	(30,164)
Roadrunner Transportation Systems, Inc. (3)(5)	(3,620)	(66,608)
Rush Enterprises, Inc. (3)(5)	(3,176)	(76,859)
Saia, Inc. (3)(5)	(1,925)	(59,579)
Spirit AeroSystems Holdings, Inc. (3)(5)	(513)	(24,798)
Toro Co./The (5)	(412)	(29,062)

WESCO International, Inc. (3)(5)	(544)	(25,280)
WW Grainger, Inc. (5)	(265)	(56,978)

(Proceeds Received $ (2,382,744))		(2,133,826)
Information Technology - (3.1%)
Avago Technologies, Ltd. (5)	(791)	(98,883)
Benefitfocus, Inc. (3)(5)	(5,853)	(182,906)
Blackhawk Network Holdings, Inc. (3)(5)	(635)	(26,918)
Bottomline Technologies de, Inc. (3)(5)	(1,243)	(31,087)
Cardtronics, Inc. (3)(5)	(969)	(31,686)
Cavium, Inc. (3)(5)	(522)	(32,035)
CDK Global, Inc. (5)	(574)	(27,426)
CommVault Systems, Inc. (3)(5)	(823)	(27,949)
Covisint Corp. (3)(5)	(11,713)	(25,183)
Dealertrack Technologies, Inc. (3)(5)	(539)	(34,043)
EchoStar Corp. (3)(5)	(720)	(30,982)
Endurance International Group Holdings, Inc. (3)(5)	(11,853)	(158,356)
FARO Technologies, Inc. (3)(5)	(2,340)	(81,900)
FireEye, Inc. (3)(5)	(8,939)	(284,439)
Gogo, Inc. (3)(5)	(21,932)	(335,120)
Heartland Payment Systems, Inc. (5)	(606)	(38,184)
Infinera Corp. (3)(5)	(4,019)	(78,612)
Interactive Intelligence Group, Inc. (3)(5)	(1,755)	(52,141)
InvenSense, Inc. (3)(5)	(4,205)	(39,064)
KLA-Tencor Corp. (5)	(1,015)	(50,750)
NetSuite, Inc. (3)(5)	(335)	(28,107)
Paycom Software, Inc. (3)(5)	(754)	(27,076)
Proofpoint, Inc. (3)(5)	(5,466)	(329,709)
Ruckus Wireless, Inc. (3)(5)	(7,569)	(89,920)
Shutterstock, Inc. (3)(5)	(5,658)	(171,098)
SunEdison, Inc. (3)(5)	(3,690)	(26,494)
SunPower Corp. (3)(5)	(2,925)	(58,617)
Take-Two Interactive Software, Inc. (3)(5)	(7,396)	(212,487)
Visa, Inc. (5)	(446)	(31,068)
Western Union Co./The (5)	(1,382)	(25,374)
WEX, Inc. (3)(5)	(314)	(27,268)
Workday, Inc. (3)(5)	(4,599)	(316,687)
Xoom Corp. (3)(5)	(1,045)	(26,000)
Zendesk, Inc. (3)(5)	(15,575)	(306,983)

(Proceeds Received $ (3,725,356))		(3,344,552)

Materials - (0.8%)
Avery Dennison Corp. (5)	(447)	(25,287)
Deltic Timber Corp. (5)	(1,250)	(74,763)
Ecolab, Inc. (5)	(305)	(33,465)
Flotek Industries, Inc. (3)(5)	(4,720)	(78,824)
FMC Corp. (5)	(1,015)	(34,419)
Freeport-McMoRan, Inc. (5)	(7,005)	(67,878)
Horsehead Holding Corp. (3)(5)	(23,946)	(72,796)
Huntsman Corp. (5)	(1,774)	(17,190)
Louisiana-Pacific Corp. (3)(5)	(21,283)	(303,070)
Newmont Mining Corp. (5)	(1,875)	(30,131)
Schnitzer Steel Industries, Inc. (5)	(2,054)	(27,811)
TimkenSteel Corp. (5)	(3,813)	(38,588)
US Concrete, Inc. (3)(5)	(1,759)	(84,063)
WR Grace & Co. (3)(5)	(281)	(26,147)

(Proceeds Received $ (1,199,130))		(914,432)

Telecommunication Services - (0.1%)
AT&T, Inc. (5)	(1,134)	(36,946)
Cogent Communications Holdings, Inc. (5)	(1,730)	(46,987)
SBA Communications Corp. (3)(5)	(284)	(29,746)
T-Mobile US, Inc. (3)(5)	(893)	(35,550)

(Proceeds Received $ (163,797))		(149,229)

Utilities - (1.0%)
Consolidated Edison, Inc. (5)	(548)	(36,634)
Dominion Resources, Inc./VA (5)	(487)	(34,275)
Duke Energy Corp. (5)	(466)	(33,524)
El Paso Electric Co. (5)	(2,293)	(84,428)
Empire District Electric Co./The (5)	(3,380)	(74,461)

Great Plains Energy, Inc. (5)	(3,486)	(94,192)
Laclede Group, Inc./The (5)	(6,501)	(354,500)
MDU Resources Group, Inc. (5)	(3,103)	(53,372)
OGE Energy Corp. (5)	(2,825)	(77,292)
Ormat Technologies, Inc. (5)	(845)	(28,755)
Southern Co./The (5)	(778)	(34,777)
TerraForm Power, Inc. (3)(5)	(15,662)	(222,714)

(Proceeds Received $ (1,252,017))		(1,128,924)

Total Common Stocks - Short	(Proceeds Received $ (29,650,569))	(26,178,144)

Total Securities Sold Short	(Proceeds Received $ (29,650,569))	(26,178,144)

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	17	164
Meeder Balanced Fund	10	103
Meeder Dynamic Growth Fund	6	55
Meeder Muirfield Fund	16	104
Meeder Quantex Fund	4	126
Meeder Utilities & Infrastructure Fund	2	52

Total Trustee Deferred Compensation	(Cost $701)	604

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2015, notional value $1,717,830	18	1,705

Total Futures Contracts	18	1,705

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$95,624,698	$1,705
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$95,624,698	$1,705

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

Unrealized appreciation	$4,621,256
Unrealized depreciation	(7,244,269)
Net unrealized appreciation (depreciation)	$(2,623,013)

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Short position.

(6)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on September 30, 2015 was $26,878,251.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(8)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 88.0%

Consumer Discretionary - 16.9%
Abercrombie & Fitch Co. (5)	22,005	466,286
AutoNation, Inc. (3)	10,435	607,108
Big Lots, Inc.	15,750	754,740
Darden Restaurants, Inc.	10,750	736,805
DreamWorks Animation SKG, Inc. (3)(5)	35,645	622,005
Fossil Group, Inc. (3)	5,690	317,957
GameStop Corp. (5)	16,405	676,050
Goodyear Tire & Rubber Co./The	22,060	647,020
Guess?, Inc.	29,900	638,664
Hasbro, Inc.	11,460	826,724
International Speedway Corp.	19,915	631,704
JC Penney Co., Inc. (3)(5)	97,270	903,637
Leggett & Platt, Inc.	14,795	610,294
MDC Holdings, Inc.	23,810	623,346
New York Times Co./The	47,680	563,101
Rent-A-Center, Inc./TX	17,355	420,859
Urban Outfitters, Inc. (3)	19,350	568,503

	(Cost $ 9,863,047)	10,614,803

Consumer Staples - 3.7%
Avon Products, Inc. (5)	67,125	218,156
Dean Foods Co.	32,525	537,313
Post Holdings, Inc. (3)	15,045	889,159
Tootsie Roll Industries, Inc.	21,182	662,785

	(Cost $ 2,726,310)	2,307,413

Energy - 7.7%
Atwood Oceanics, Inc. (5)	22,220	329,078
California Resources Corp. (3)	100,030	260,078
CARBO Ceramics, Inc. (5)	19,040	361,570
CONSOL Energy, Inc. (5)	18,645	182,721
Denbury Resources, Inc. (3)(5)	77,530	189,173
Diamond Offshore Drilling, Inc. (5)	17,170	297,041
Ensco PLC	21,045	296,314
Helmerich & Payne, Inc. (5)	9,345	441,645
Newfield Exploration Co. (3)	23,240	764,596
Noble Corp. plc (5)	38,040	415,016
Peabody Energy Corp. (3)(5)	81,435	112,380
QEP Resources, Inc.	31,170	390,560
Tidewater, Inc. (5)	19,445	255,507
Transocean, Ltd. (5)	42,175	544,901

	(Cost $ 9,702,763)	4,840,580

Financials - 17.3%
Alexander & Baldwin, Inc.	15,765	541,212
Apartment Investment & Management Co. (4)	16,965	628,044
Assurant, Inc.	9,210	727,682
Astoria Financial Corp.	47,180	759,597
Cathay General Bancorp	24,635	738,065
Cincinnati Financial Corp.	12,160	654,208
Comerica, Inc.	13,455	553,001
Huntington Bancshares, Inc./OH	59,915	635,099
International Bancshares Corp.	23,750	594,463

Kemper Corp.	17,460	617,560
Legg Mason, Inc.	11,810	491,414
Mack-Cali Realty Corp. (4)	33,065	624,267
Nasdaq, Inc.	13,140	700,756
People's United Financial, Inc.	44,065	693,142
Torchmark Corp.	11,637	656,327
Trustmark Corp.	25,685	595,121
Wells Fargo & Co. (3)	1	0
Zions Bancorporation	22,110	608,909

	(Cost $ 9,555,944)	10,818,867

Healthcare - 4.7%
DENTSPLY International, Inc.	11,835	598,496
Halyard Health, Inc. (2)(3)	13,865	394,321
HMS Holdings Corp. (2)(3)	29,815	261,478
Patterson Cos., Inc.	13,105	566,791
PerkinElmer, Inc.	14,410	662,284
Tenet Healthcare Corp. (2)(3)	12,437	459,174

	(Cost $ 3,256,926)	2,942,544

Industrials - 15.2%
ADT Corp./The (5)	17,395	520,111
Allegion PLC	11,365	655,306
Dun & Bradstreet Corp./The	5,210	547,050
Expeditors International of Washington, Inc.	14,130	664,817
Flowserve Corp.	10,540	433,616
FTI Consulting, Inc. (3)	16,315	677,235
Granite Construction, Inc.	16,575	491,780
Harsco Corp.	33,365	302,621
Herman Miller, Inc.	21,415	617,609
Jacobs Engineering Group, Inc. (3)	14,100	527,763
Joy Global, Inc.	13,550	202,302
MSA Safety, Inc.	11,870	474,444
Pitney Bowes, Inc.	25,860	513,321
Quanta Services, Inc. (3)	22,200	537,462
Robert Half International, Inc.	10,800	552,528
Ryder System, Inc.	6,785	502,361
Snap-on, Inc.	4,610	695,833
Xylem, Inc./NY	16,560	543,996

	(Cost $ 10,215,082)	9,460,155

Information Technology - 13.4%
Acxiom Corp. (3)	31,095	614,437
Convergys Corp.	30,945	715,138
FLIR Systems, Inc.	19,505	545,945
Harris Corp.	7,790	569,839
Intersil Corp.	43,565	509,711
Itron, Inc. (3)	14,905	475,619
Knowles Corp. (3)	26,770	493,371
NeuStar, Inc. (3)(5)	22,675	616,987
Polycom, Inc. (3)	46,690	489,311
Semtech Corp. (3)	22,865	345,262
Silicon Laboratories, Inc. (3)	13,240	549,990
Teradata Corp. (3)	14,430	417,893
Total System Services, Inc.	18,560	843,181
VeriSign, Inc. (3)	11,060	780,394
Vishay Intertechnology, Inc.	44,550	431,690

	(Cost $ 9,103,058)	8,398,768

Materials - 7.3%
Airgas, Inc.	5,475	489,082
Avery Dennison Corp.	12,150	687,325
Commercial Metals Co.	38,690	524,250
FMC Corp.	15,095	511,871
International Flavors & Fragrances, Inc.	6,220	642,277
Martin Marietta Materials, Inc.	4,395	667,820

Owens-Illinois, Inc. (2)(3)	23,355	483,916
Worthington Industries, Inc.	20,950	554,756

	(Cost $ 4,643,133)	4,561,297

Utilities - 2.0%
ONE Gas, Inc.	15,295	693,322
Pinnacle West Capital Corp.	9,225	591,692

	(Cost $ 1,149,772)	1,285,014

Total Common Stocks	(Cost $ 60,216,035)	55,229,441

Money Market Registered Investment Companies - 20.1%

Fidelity Institutional Money Market Portfolio, 0.17% (6)	7,159,238	7,159,238
Meeder Money Market Fund - Institutional Class, 0.12% (7)	5,438,477	5,438,477

Total Money Market Registered Investment Companies	(Cost $12,597,715)	12,597,715

Bank Obligations - 1.2%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (8)	249,817	249,817
EverBank Money Market Account, 0.61%, 10/1/2015 (8)	249,771	249,771
Pacific Mercantile Bank Deposit Account, 0.60%, 10/1/2015 (8)	249,737	249,737

Total Bank Obligations	(Cost $749,325)	749,325

Total Investments - 109.3%	(Cost $ 73,563,075)(2)	68,576,481

Liabilities less Other Assets - (9.3%)		(5,826,731)

Total Net Assets - 100.0%		62,749,750

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	1,245	11,989
Meeder Balanced Fund	675	6,980
Meeder Dynamic Growth Fund	446	4,085
Meeder Muirfield Fund	2,245	14,637
Meeder Quantex Fund	1,330	41,988
Meeder Utilities & Infrastructure Fund	141	3,641

Total Trustee Deferred Compensation	(Cost $61,766)	83,320

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

E-mini Standard & Poors MidCap 400 Futures expiring December 2015, notional value $7,223,370	53	(180,271)

Total Futures Contracts	53	(180,271)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$67,827,156	$(180,271)
Level 2 - Other Significant Observable Inputs	749,325	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$68,576,481	$(180,271)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $73,625,218 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,584,355
Unrealized depreciation	(10,633,092)
Net unrealized appreciation (depreciation)	$(5,048,737)

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2015.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(8)
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 97.6%

Electric Utility - 13.2%
AES Corp.	70,208	687,336
Covanta Holding Corp.	34,994	610,645
ITC Holdings Corp.	33,269	1,109,189
MDU Resources Group, Inc.	62,904	1,081,949

	(Cost $ 4,200,737)	3,489,119

Natural Gas Distribution - 18.5%
Energy Transfer Equity, L.P.	34,789	723,959
MarkWest Energy Partners, L.P.	9,516	408,332
National Grid PLC - ADR (4)	7,186	500,361
NiSource, Inc.	15,400	285,670
OGE Energy Corp.	34,294	938,284
ONEOK, Inc.	9,444	304,097
Sempra Energy	8,956	866,224
Williams Cos., Inc./The	23,593	869,402

	(Cost $ 4,920,329)	4,896,329

Oil Exploration & Production - 1.8%
EQT Corp.	7,375	477,679

	(Cost $ 499,321)	477,679

Pipelines - 14.6%
Enterprise Products Partners, L.P.	32,580	811,242
Kinder Morgan, Inc.	35,213	974,696
National Fuel Gas Co.	11,734	586,465
Questar Corp.	42,717	829,137
Spectra Energy Corp.	24,866	653,230

	(Cost $ 4,402,219)	3,854,770

Telecommunication Services - 28.1%
American Tower Corp. (5)	9,572	842,145
Arris Group, Inc. (3)	18,098	470,005
AT&T, Inc.	24,238	789,674
BCE, Inc.	10,738	439,828
Calpine Corp.	27,294	398,492
Corning, Inc.	49,035	839,479
QUALCOMM, Inc.	11,354	610,050
Telefonaktiebolaget LM Ericsson - ADR (4)	52,982	518,164
Telephone & Data Systems, Inc.	36,282	905,599
T-Mobile US, Inc. (3)	19,066	759,017
Verizon Communications, Inc.	14,098	613,404
Vodafone Group PLC - ADR (4)	6,922	219,704

	(Cost $ 7,928,688)	7,405,561

Utility Services - 12.5%
Cummins, Inc.	4,932	535,517
Fluor Corp.	6,515	275,910
Macquarie Infrastructure Company, LLC	14,734	1,100,041
Ormat Technologies, Inc. (6)	8,380	285,171
Pattern Energy Group, Inc.	25,432	485,497
UGI Corp.	16,937	589,746

	(Cost $ 3,440,373)	3,271,882

Water Utility - 8.9%
American Water Works Co., Inc.	10,435	574,760
Aqua America, Inc.	22,258	589,169
Veolia Environnement SA - ADR (4)	52,847	1,196,985

	(Cost $ 2,009,059)	2,360,914

Total Common Stocks	(Cost $ 27,400,726)	25,756,254

Money Market Registered Investment Companies - 3.5%

Fidelity Institutional Money Market Portfolio, 0.17% (7)	284,794	284,794
Meeder Money Market Fund - Institutional Class, 0.12% (8)	646,321	646,321

Total Money Market Registered Investment Companies	(Cost $931,115)	931,115

Total Investments - 101.1%	(Cost $28,331,841)(2)	26,687,369

Liabilities less Other Assets - (1.1%)		(299,210)

Total Net Assets - 100.0%		26,388,159

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	1,415	13,626
Meeder Balanced Fund	765	7,910
Meeder Dynamic Growth Fund	505	4,626
Meeder Muirfield Fund	2,124	13,848
Meeder Quantex Fund	1,166	36,811
Meeder Utilities & Infrastructure Fund	159	4,105

Total Trustee Deferred Compensation	(Cost $61,283)	80,926

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$26,687,369	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,687,369	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $28,500,736 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,187,370
Unrealized depreciation	(3,000,737)
Net unrealized appreciation (depreciation)	$(1,813,367)

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	All or a portion of this security is on loan.

(7)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2015.

(8)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(9)	Assets of affiliates to the Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 95.9%

Baird Core Plus Bond Fund	471,514	5,200,795
Delaware Corporate Bond Fund	441,931	2,519,008
DoubleLine Total Return Bond Fund	1,465,650	16,087,876
Federated Bond Fund	1,443,664	13,065,159
Fidelity Capital & Income Fund	1,046,743	9,682,369
Goldman Sachs Emerging Markets Debt Fund (7)	1,286,773	15,261,125
iShares 1-3 Year Treasury Bond ETF (6)	371,555	31,578,460
iShares 20+ Year Treasury Bond ETF (6)	130,460	16,117,028
iShares iBoxx $ High Yield Corporate Bond ETF (6)	171,280	14,265,911
iShares JP Morgan USD Emerging Markets Bond ETF (6)	60,120	6,396,768
Ivy High Income Fund	1,317,476	9,828,368
Metropolitan West Total Return Bond Fund	1,470,240	15,922,699
PIMCO Investment Grade Corporate Bond Fund	495,072	5,089,343
Prudential Total Return Bond Fund	1,120,068	15,893,768
SPDR Barclays High Yield Bond ETF (6)	396,615	14,143,291
TCW Emerging Markets Income Fund	1,321,764	9,952,881

Total Registered Investment Companies	(Cost $207,657,195)	201,004,849

Money Market Registered Investment Companies - 3.6%

Meeder Money Market Fund - Institutional Class, 0.12% (3)	7,585,355	7,585,355

Total Money Market Registered Investment Companies	(Cost $7,585,355)	7,585,355

Bank Obligations - 0.4%

Capital Bank Deposit Account, 0.65%, 10/1/2015 (4)	249,817	249,817
EverBank Money Market Account, 0.61%, 10/1/2015 (4)	249,771	249,771
Pacific Mercantile Bank Deposit Account, 0.60%, 10/1/2015 (4)	249,737	249,737

Total Bank Obligations	(Cost $749,325	749,325

U.S. Government Obligations - 0.0%

Government National Mortgage Association, 6.50%, due 7/20/2038	38,784	48,717

Total U.S. Government Obligations	(Cost $46,085)	48,717

Total Investments - 99.9%	(Cost $216,037,960)(2)	209,388,246

Other Assets less Liabilities - 0.1%		148,156

Total Net Assets - 100.0%		209,536,402

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	1,019	9,813
Meeder Balanced Fund	567	5,863
Meeder Dynamic Growth Fund	388	3,554
Meeder Muirfield Fund	1,010	6,585
Meeder Quantex Fund	314	9,913
Meeder Utilities & Infrastructure Fund	121	3,124

Total Trustee Deferred Compensation	(Cost $37,978)	38,852

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$208,590,204	$-
Level 2 - Other Significant Observable Inputs	798,042	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$209,388,246	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $216,413,253 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$294,416
Unrealized depreciation	(7,319,423)
Net unrealized appreciation (depreciation)	$(7,025,007)

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2015.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding shares during any period of less than thirty days. As of September 30, 2015, the fair value of illiquid securities held by the Fund was $4,738,955 or 2.3% of net assets.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2015 (Unaudited)

Money Market Fund

Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 17.2%

American National Bank Deposit Account	0.20%	(3)	10/01/15	249,000	249,000
Bank Midwest Deposit Account	0.65%	(3)	10/01/15	249,546	249,546
Capital Bank Deposit Account	0.65%	(3)	10/01/15	249,546	249,546
Columbus First Bank Demand Deposit Account	0.45%	(3)	10/01/15	249,000	249,000
EverBank Money Market Account	0.61%	(3)	10/01/15	249,512	249,512
FICA Bank Deposit Program (4)	0.23%		10/01/15	35,064,132	35,064,132
First Merchants Bank Demand Account	0.25%	(3)	10/01/15	249,000	249,000
Metro City Bank Deposit Account	0.45%	(3)	10/01/15	249,000	249,000
Mid America Bank Demand Deposit Account	0.50%	(3)	10/01/15	249,000	249,000
Nationwide Bank Deposit Account	0.50%	(3)	10/01/15	249,462	249,462
Pacific Mercantile Bank Deposit Account	0.60%	(3)	10/01/15	249,491	249,491
Paragon Commercial Bank Deposit Account	0.70%	(3)	10/01/15	249,464	249,464
Plaza Bank Deposit Account	0.45%	(3)	10/01/15	249,000	249,000
PNC Bank Deposit Account	0.20%	(3)	10/01/15	249,000	249,000
State Bank of India Deposit Account	0.60%	(3)	10/01/15	249,377	249,377
TD Bank Demand Deposit Account	0.20%	(3)	10/01/15	249,000	249,000
The Private Bank Deposit Account	0.25%	(3)	10/01/15	249,000	249,000
Trans Pacific National Bank Deposit Account	0.40%	(3)	10/01/15	249,008	249,008

Total Bank Obligations				(Cost $39,300,538)	39,300,538

Certificates of Deposit - 10.1%

1st Colonial Community Bank	0.50%		06/17/16	248,000	248,000
1st Trust Bank	0.40%		02/26/16	249,000	249,000
Academy Bank N.A.	0.55%		09/30/16	248,000	248,000
Amboy Bank	0.50%		03/24/16	248,000	247,940
Banco Popular de Puerto Rico	0.60%		12/24/15	248,000	248,000
Banco Popular N.A.	0.65%		08/12/16	248,000	248,000
Bank Hapoalim B.M.	0.70%		09/30/16	248,000	248,000
Bank Leumi USA	0.45%		03/23/16	248,000	248,000
Bank of Baroda	0.60%		07/13/16	248,000	248,000
Bank of China	0.50%		06/10/16	248,000	248,000
Bank of India	0.55%		03/23/16	248,000	248,000
Bank of N Carolina	0.45%		06/17/16	249,000	249,000
Bankers Bank of Kansas	0.45%		12/22/15	249,000	249,000
Bankers Bank of Oklahoma	0.30%		11/12/15	249,000	249,000
Bankers Bank of West	0.40%		12/17/15	249,000	249,000
Barclays Bank Delaware	0.45%		12/17/15	248,000	248,000
Beal Bank SSB	0.60%		09/28/16	248,000	248,000
Berkshire Bank	0.45%		03/31/16	248,000	248,000
Bremer Bank, NA	0.35%		11/05/15	249,000	249,000
Cathay Bank	0.50%		03/21/16	248,000	248,000

Celtic Bank	0.30%	11/06/15	249,000	249,000
Centennial Bank	0.45%	05/12/16	249,000	249,000
Central Bank, Tampa	0.40%	12/23/15	249,000	249,000
Cherokee State Bank	0.45%	06/24/16	249,000	249,000
Citizens Bank of Arkansas	0.45%	06/03/16	248,000	248,000
Comenity Capital Bank	0.60%	07/13/16	249,000	249,000
Community & Southern Bank	0.45%	03/10/16	248,000	248,000
Compass Bank	0.45%	05/06/16	248,000	248,000
Discover Bank	0.50%	06/10/16	248,000	248,000
DMB Community Bank	0.45%	06/17/16	249,000	249,000
Dollar Bank, FSB	0.40%	11/17/15	249,000	249,000
Enerbank USA	0.45%	11/25/15	248,000	248,000
Enterprise Bank	0.40%	03/11/16	249,000	249,000
Espirito Santo Bank	0.40%	12/08/15	249,000	249,000
Essa Bank & Trust	0.40%	02/26/16	248,000	248,000
Fidelity Bank	0.55%	07/21/16	248,000	248,000
First Bank of Puerto Rico	0.45%	06/06/16	249,000	249,000
First Financial Bank	0.55%	05/09/16	248,000	248,000
First National Bank of Omaha	0.45%	06/10/16	248,000	248,000
First Niagara Bank	0.45%	02/26/16	248,000	248,000
First State Bank of Blakely	0.35%	12/11/15	249,000	249,000
Flushing Bank	0.50%	12/10/15	249,000	249,000
Four Oaks Bank	0.45%	04/22/16	249,000	249,000
Franklin Synergy Bank	0.40%	02/26/16	249,000	249,000
FSG Bank N.A.	0.55%	09/30/16	249,000	249,000
GE Capital Bank	0.40%	11/16/15	249,000	249,000
Goldman Sachs Bank	0.55%	08/12/16	248,000	248,000
Goldman Sachs Bank	0.55%	08/12/16	248,000	248,000
Greenfield Savings	0.40%	03/28/16	249,000	249,000
Hardin County Bank	0.40%	10/23/15	249,000	249,000
Investors Bank	0.45%	05/20/16	248,000	248,000
Israel Discount Bank New York	0.45%	03/31/16	248,000	248,000
Lakeside Bank	0.45%	12/23/15	249,000	249,000
LCA Bank Corporation	0.45%	03/04/16	248,000	248,000
MB Financial Bank NA	0.45%	06/10/16	249,000	249,000
Mercantil Commerce	0.55%	03/24/16	248,000	248,000
Meridian Bank	0.35%	10/16/15	249,000	249,000
Merrick Bank	0.45%	05/20/16	249,000	249,000
Midland States Bank	0.60%	08/15/16	249,000	249,000
Mizuho Bank	0.30%	12/03/15	249,000	249,000
Newbridge Bank	0.40%	05/26/16	249,000	249,000
Northfield Bank	0.45%	12/09/15	248,000	248,000
Northview Bank	0.45%	06/29/16	249,000	249,000
Oriental Bank	0.60%	07/08/16	248,000	248,000
Pacific Premier Bank	0.35%	10/23/15	249,000	249,000
Pacific Western Bank	0.45%	11/19/15	249,000	249,000
Patriot National Bank	0.45%	03/31/16	248,000	248,000
Peoples Bank of Seneca	0.45%	05/20/16	248,000	248,000
People's United Bank	0.40%	02/25/16	248,000	248,000
Plains Capital Bank	0.35%	10/15/15	249,000	249,000
Putnam 1st Mercantile Bank	0.40%	12/10/15	249,000	249,000
Riverbank	0.40%	02/25/16	249,000	249,000
S&T Bank	0.55%	08/12/16	248,000	248,000
Southern Michigan Bank & Trust	0.45%	03/18/16	249,000	249,000

Safra National Bank of New York	0.60%		08/16/16	248,000	248,000
Sallie Mae Bank	0.50%		05/05/16	248,000	248,000
Santander Bank NA	0.65%		08/12/16	248,000	248,000
Security Federal Bank	0.60%		08/15/16	249,000	249,000
Southern First Bank	0.55%		08/05/16	248,000	248,000
Southern First Bank	0.40%		12/23/15	249,000	249,000
Stearns Bank, NA	0.45%		12/18/15	248,000	248,000
Sterling Bank	0.40%		10/30/15	249,000	249,000
The Bank of Holland	0.30%		10/23/15	249,000	249,000
The Citizens St Bank	0.45%		03/04/16	249,000	249,000
Town North Bank	0.45%		05/27/16	248,000	248,000
Trans Alliance Bank	0.40%		12/31/15	249,000	249,000
United Bank	0.30%		11/03/15	249,000	249,000
United Bankers' Bank	0.40%		02/26/16	249,000	249,000
Valley Central Bank	0.40%		12/04/15	249,000	249,000
Vectra Bank Colorado	0.45%		06/09/16	248,000	248,000
Wex Bank	0.45%		05/13/16	248,000	248,000
Whitney Bank	0.65%		08/12/16	248,000	248,000
Woori America Bank	0.40%		02/25/16	249,000	249,000

Total Certificates of Deposit				(Cost $23,111,940)	23,111,940

Commercial Paper - 0.9%

Toyota Motor Credit	0.36%		10/25/15	1,000,000	1,000,000
Toyota Motor Credit	0.39%		10/26/15	1,000,000	1,000,000

Total Commercial Paper				(Cost $2,000,000)	2,000,000

Corporate Obligations - 10.5%

Bath Technologies (6)	0.35%	(3)	10/01/15	430,000	430,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.45%	(5)	10/01/15	15,945,026	15,945,026
General Electric Capital Corp.	1.18%	(3)	11/09/15	2,330,000	2,341,774
John Deere Capital Corp.	0.38%	(3)	11/25/15	275,000	275,069
Royal Bank of Canada	0.65%	(3)	12/08/15	850,000	851,066
Royal Bank of Canada	0.35%	(3)	10/12/15	2,000,000	2,000,000
Royal Bank of Canada	0.70%	(3)	12/21/15	275,000	275,416
Springside Corp. Exchange Partners, LLC (6)	0.35%	(3)	10/01/15	1,900,000	1,900,000

Total Corporate Obligations				(Cost $24,018,351)	24,018,351

Repurchase Agreements - 26.3%

Int'l FCStone (Collateralized by $15,330,907 various Federal Home
Loan Mortgage Corps. and FNMAs, 4.00% - 5.50%, due 8/1/23 -
9/1/45, fair value $10,200,970)(proceeds $10,000,000),
purchase date 9/24/15	0.25%		10/01/15	10,000,000	10,000,000
Int'l FCStone (Collateralized by $25,494,198 various Federal Home
Loan Mortgage Corps., FNMAs, and GNMAs, 0.00% - 9.00%, due
2/12/16 - 9/1/45, fair value $10,203,130)(proceeds $10,000,000),
purchase date 9/29/15	0.25%		10/06/15	10,000,000	10,000,000

Int'l FCStone (Collateralized by $17,001,743 various Federal Home
Loan Mortgage Corps., 3.00% - 5.50%, due 8/1/23 - 11/1/28,
fair value $10,200,822)(proceeds $10,000,000),
purchase date 9/30/15	0.26%		10/07/15	10,000,000	10,000,000
South Street (Collateralized by $124,430,371 various Federal Home
Loan Mortgage Corps., FNMAs, and GNMAs, 1.57% - 7.50%, due
12/1/16 - 2/1/45, fair value $30,600,000)(proceeds $30,000,000),
purchase date 9/30/15	0.25%		10/01/15	30,000,000	30,000,000

Total Repurchase Agreements				(Cost $60,000,000)	60,000,000

U.S. Government Agency Obligations - 2.2%

Federal Home Loan Bank	0.22%	(5)	10/07/15	5,000,000	5,000,042

Total U.S. Government Agency Obligations				(Cost $5,000,042)	5,000,042

Money Market Registered Investment Companies - 32.8%

Fidelity Institutional Money Market Portfolio, 0.17% (7)				74,614,749	74,614,749

Total Money Market Registered Investment Companies				(Cost $74,614,749)	74,614,749

Total Investments - 100.0%			(Cost $228,045,620)(2)		228,045,620

Other Assets less Liabilities - 0.0%					105,861

Total Net Assets - 100.0%					228,151,481

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund				995	9,582
Meeder Balanced Fund				532	5,501
Meeder Dynamic Growth Fund				352	3,224
Meeder Muirfield Fund				1,886	12,297
Meeder Quantex Fund				1,161	36,653
Meeder Utilities & Infrastructure Fund				110	2,840

Total Trustee Deferred Compensation				(Cost $53,079)	70,097

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$74,614,749	$-
Level 2 - Other Significant Observable Inputs	153,430,871	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$228,045,620	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company. The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(5)	Floating rate security. The rate shown represents the rate in effect at September 30, 2015. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. Bath Technologies was acquired on 10/18/1999 at a cost of $430,000. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004 at a cost of $1,900,000. As of September 30, 2015, securities restricted as to resale to institutional investors represented 1.0% of Total Investments. The fair value noted approximates amortized cost.

(7)	7-day yield as of September 30, 2015.

(8)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 23, 2015

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 23, 2015